Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Mar. 05, 2012	Jun. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SUN BANCORP INC /NJ/
Entity Central Index Key	0001017793
Document Type	10-K
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 162.6
Entity Common Stock, Shares Outstanding		85,794,605

Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 68,773	$ 36,522
Interest-earning bank balances	51,049	150,704
Cash and cash equivalents	119,822	187,226
Investment securities available for sale (amortized cost of $514,488 and $483,255 at December 31, 2011 and 2010, respectively)	515,545	472,864
Investment securities held to maturity (estimated fair value of $1,413 and $3,155 at December 31, 2011 and 2010, respectively)	1,344	3,039
Loans receivable (net of allowance for loan losses of $41,667 and $81,713 at December 31, 2011 and 2010, respectively)	2,249,455	2,439,633
Loans held-for-sale	23,192	13,824
Restricted equity investments	15,826	17,590
Bank properties and equipment, net	54,756	53,428
Real estate owned, net	5,020	3,913
Accrued interest receivable	8,912	10,004
Goodwill	38,188	38,188
Intangible assets, net	6,947	10,631
Deferred taxes, net	0	4,245
Bank owned life insurance (BOLI)	74,871	74,656
Other assets	70,038	88,305
Total assets	3,183,916	3,417,546
LIABILITIES
Deposits	2,667,977	2,940,460
Securities sold under agreements to repurchase - customers	5,668	6,307
Advances from the Federal Home Loan Bank of New York (FHLBNY)	2,733	3,999
Securities sold under agreements to repurchase - FHLBNY	15,000	15,000
Obligation under capital lease	7,868	8,111
Junior subordinated debentures	92,786	92,786
Deferred taxes, net	432	0
Other liabilities	82,369	82,641
Total liabilities	2,874,833	3,149,304
Commitments and contingencies (see Note 18)
SHAREHOLDERS' EQUITY
Preferred stock, $1 par value, 1,000,000 shares authorized, none issued
Common stock, $1 par value, 200,000,000 shares authorized; 87,825,038 shares issued and 85,718,315 shares outstanding at December 31, 2011; 52,463,594 shares issued and 50,356,871 shares outstanding at December 31, 2010	87,825	52,464
Additional paid-in capital	504,508	438,335
Retained deficit	(257,520)	(190,015)
Accumulated other comprehensive income (loss)	625	(6,146)
Deferred compensation plan trust	(193)	(234)
Treasury stock at cost, 2,106,723 shares at December 31, 2011 and 2010, respectively	(26,162)	(26,162)
Total shareholders' equity	309,083	268,242
Total liabilities and shareholders' equity	$ 3,183,916	$ 3,417,546

Consolidated Statements of Financial Condition (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Financial Condition [Abstract]
Amortized cost of investment securities available for sale	$ 514,488	$ 483,255
Estimated fair value of investment securities held to maturity	1,413	3,155
Allowance for loans receivable	$ 41,667	$ 81,713
Preferred stock, par value	$ 1	$ 1
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	200,000,000	200,000,000
Common stock, shares issued	87,825,038	52,463,594
Common stock, shares outstanding	85,718,315	50,356,871
Treasury stock, shares	2,106,723	2,106,723

Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
INTEREST INCOME
Interest and fees on loans	$ 112,793	$ 129,391	$ 131,811
Interest on taxable investment securities	10,507	11,993	14,627
Interest on non-taxable investment securities	2,487	3,344	3,729
Dividends on restricted equity investments	893	875	832
Total interest income	126,680	145,603	150,999
INTEREST EXPENSE
Interest on deposits	18,737	28,780	44,357
Interest on funds borrowed	1,418	1,744	2,061
Interest on junior subordinated debentures	2,997	4,117	4,424
Total interest expense	23,152	34,641	50,842
Net interest income	103,528	110,962	100,157
PROVISION FOR LOAN LOSSES	74,266	101,518	46,666
Net interest income after provision for loan losses	29,262	9,444	53,491
NON-INTEREST INCOME
Service charges on deposit accounts	11,219	11,936	12,771
Gain on sale of loans	3,247	3,560	2,352
Net gain on sale of investment securities	1,688	4,751
Gain on derivative instruments			262
Investment products income	2,913	2,831	2,669
BOLI income	2,964	2,074	2,249
Net impairment losses on investment securities:
Total impairment	(250)	(4,944)	(9,379)
Portion of loss recognized in other comprehensive income (before taxes)		3,615	2,264
Net impairment losses recognized in operations	(250)	(1,329)	(7,115)
Derivative credit adjustment	(12,538)	(12,214)	(53)
Other	4,225	3,903	3,935
Total non-interest income	13,468	15,512	17,070
NON-INTEREST EXPENSE
Salaries and employee benefits	52,501	55,219	51,773
Occupancy expense	13,373	12,508	11,517
Equipment expense	7,342	6,783	6,574
Data processing expense	4,352	4,359	4,063
Amortization of intangible assets	3,685	3,685	4,453
Goodwill impairment		89,706
Insurance expense	6,186	7,696	7,804
Professional fees	3,271	2,724	2,193
Advertising expense	2,946	2,335	2,453
Problem loan expense	8,342	5,162	1,958
Real estate owned expense, net	1,186	801	1,155
Office supplies expense	1,307	1,501	1,702
Other	5,734	8,573	8,422
Total non-interest expense	110,225	201,052	104,067
LOSS BEFORE INCOME TAXES	(67,495)	(176,096)	(33,506)
INCOME TAX EXPENSE (BENEFIT)	10	9,322	(16,375)
NET LOSS	(67,505)	(185,418)	(17,131)
Preferred stock dividends and discount accretion			5,351
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (67,505)	$ (185,418)	$ (22,482)
Basic loss per common share	$ (0.88)	$ (6.56)	$ (0.97)
Diluted loss per common share	$ (0.88)	$ (6.56)	$ (0.97)
Weighted average common shares - basic	76,653,990	28,258,953	23,134,424
Weighted average common shares - diluted	76,653,990	28,258,953	23,134,424

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive (Loss) Gain	Deferred Compensation Plan Trust	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 358,508	$ 0	$ 24,037	$ 351,430	$ 22,580	$ (13,377)	$ 0	$ (26,162)
Adjustment to adopt FASB ASC 320-10 (net of tax of $2.1 million)					3,110	(3,110)
Comprehensive income (loss):
Net (loss) Income	(17,131)				(17,131)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	13,228					13,228
Portion of impairment loss transferred to earnings, net of tax (See Note 2)	3,110					3,110
Comprehensive loss/income	793
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	85,175	85,175
Redemption of preferred stock	(89,310)	(89,310)
Preferred stock dividends	(1,104)				(1,104)
Discount accretion		4,135			(4,135)
Redemption of warrant	(2,100)			(2,100)
Issuance of common stock	1,207		282	1,049			(124)
Stock-based compensation	990		18	972
Stock dividend			1,099	6,703	(7,802)
Cash paid for fractional shares resulting from stock dividend	(3)				(3)
Ending balance at Dec. 31, 2009	356,593	0	25,436	362,189	(4,597)	(149)	(124)	(26,162)
Comprehensive income (loss):
Net (loss) Income	(185,418)				(185,418)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	(5,997)					(5,997)
Comprehensive loss/income	(191,415)
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	88,009	88,009
Redemption of preferred stock	(88,009)	(88,009)
Preferred and common stock issuance costs and Deferred cost of capital raise (see Note 21)	(7,495)			(7,495)
Issuance of common stock	107,947		26,983	81,074			(110)
Stock-based compensation	2,612		45	2,567
Ending balance at Dec. 31, 2010	268,242	0	52,464	438,335	(190,015)	(6,146)	(234)	(26,162)
Comprehensive income (loss):
Net (loss) Income	(67,505)				(67,505)
Unrealized losses on available for sale securities net of reclassification adjustment, net of tax (See Note 2)	6,771					6,771
Comprehensive loss/income	(60,734)
Issuance of preferred stock and capital raise (net of original issuance discount of $4.1 million for year 2009)	99,551		34,930	64,621
Preferred and common stock issuance costs and Deferred cost of capital raise (see Note 21)	(571)			(571)
Issuance of common stock	1,137		354	742			41
Stock-based compensation	1,458		77	1,381
Ending balance at Dec. 31, 2011	$ 309,083	$ 0	$ 87,825	$ 504,508	$ (257,520)	$ 625	$ (193)	$ (26,162)

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Net of original issuance discount on issuance of preferred stock	$ 4.1
Preferred Stock
Net of original issuance discount on issuance of preferred stock	4.1
Retained Earnings (Deficit)
Tax on adjustment to adopt FASB ASC 320-10	2.1
Accumulated Other Comprehensive (Loss) Gain
Tax on adjustment to adopt FASB ASC 320-10	$ 2.1

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
OPERATING ACTIVITIES
NET LOSS	$ (67,505)	$ (185,418)	$ (17,131)
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	74,266	101,518	46,666
(Decrease) increase in reserve for unfunded commitments	(1,109)	525
Depreciation, amortization and accretion	11,978	11,574	10,659
Goodwill impairment		89,706
Impairment of bank properties and equipment and real estate owned	1,394	277	1,007
Impairment charge on available for sale securities	250	1,329	7,115
Net gain on sales and calls of investment securities	(1,901)	(4,673)	(18)
(Gain) loss on real estate owned	(26)	(18)	66
Purchase of trading securities	(41,371)
Proceeds from sale of trading securities	41,367
Gain on sale of loans	(3,247)	(3,560)	(2,352)
Increase in cash surrender value of BOLI	(2,964)	(2,074)	(2,249)
Deferred income taxes		20,342	(13,520)
Stock-based compensation	1,458	2,612	990
Shares contributed to employee benefit plans	1,096	644	675
Credit valuation adjustment	12,538	12,214	53
Mortgage loans originated for sale	(141,482)	(189,077)	(142,351)
Proceeds from the sale of mortgage loans	135,895	185,520	141,597
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable	1,092	2,231	19
Other assets	12,629	5,373	(21,273)
Other liabilities	11,872	(1,169)	(7,994)
Net cash provided by operating activities	32,415	37,610	1,906
INVESTING ACTIVITIES
Purchases of investment securities available for sale	(248,524)	(465,629)	(105,425)
Net redemption (purchase) of restricted equity securities	1,764	(2,091)	807
Proceeds from maturities, prepayments or calls of investment securities available for sale	151,002	246,278	111,706
Proceeds from maturities, prepayments or calls of investment securities held to maturity	1,693	3,911	6,803
Proceeds from sale of investment securities available for sale	63,001	175,381
Proceeds from the sale of commercial real estate loans	98,628	54,808
Net decrease (increase) in loans	12,447	51,794	(7,890)
Purchases of bank properties and equipment	(8,384)	(5,090)	(6,294)
Return of surrender value of BOLI	2,230	5,171
Proceeds from sale of real estate owned	1,597	8,049	505
Insurance proceeds from real estate owned		154
Net cash provided by investing activities	75,454	72,736	212
FINANCING ACTIVITIES
Net (decrease) increase in deposits	(272,105)	31,192	12,904
Net (repayments) borrowings of federal funds purchased		(89,000)	17,500
Net repayments of securities sold under agreements to repurchase - customer	(639)	(12,370)	(1,650)
Repayment of advances from FHLBNY	(1,266)	(11,216)	(26,866)
Repayment of obligation under capital lease	(243)	(190)	(118)
Proceeds from the issuance of preferred stock and warrant			89,310
Proceeds from the issuance of preferred stock (see Note 21)		88,009
Redemption of preferred stock		(88,009)	(89,310)
Redemption of warrant			(2,100)
Payment of preferred stock dividend			(1,104)
Preferred stock issuance costs		(7,495)	(112)
Common stock issuance costs	(571)
Proceeds from issuance of common stock	99,551	106,839	118
Payments for fractional interests resulting from stock dividend			(3)
Net cash provided by (used in) financing activities	(175,273)	17,760	(1,431)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(67,404)	128,106	687
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	187,226	59,120	58,433
CASH AND CASH EQUIVALENTS, END OF YEAR	119,822	187,226	59,120
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid	25,048	32,766	55,027
Income taxes paid	154	110	3,065
SUPPLEMENTAL DISCLOSURE OF NON-CASH ITEMS
Transfer of real estate owned to bank property		1,900
Transfer of loans or bank properties to real estate owned	3,344	4,625	9,086
Commitments to purchase investment securities		2,500
New obligation under capital lease			$ 3,230

Nature of Operations	12 Months Ended
Dec. 31, 2011
Nature of Operations [Abstract]
NATURE OF OPERATIONS

1. NATURE OF OPERATIONS

Sun Bancorp, Inc. (the “Company”) is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. The Company is the parent company of Sun National Bank (the “Bank”), a national bank and the Company’s principal wholly owned subsidiary. The Bank’s wholly owned subsidiaries are Sun Financial Services, L.L.C., 2020 Properties, L.L.C. and 4040 Properties, L.L.C. The Bank’s former subsidiary, Sun Home Loans, Inc., was merged into the Bank on September 16, 2011.

The Company’s principal business is to serve as a holding company for the Bank. The Bank is in the business of attracting customer deposits through its Community Banking Centers and investing these funds, together with borrowed funds and cash from operations, in loans, primarily commercial real estate, small business, residential mortgage and non-real estate loans, as well as mortgage-backed and investment securities. The principal business of Sun Financial Services, L.L.C. is to offer mutual funds, securities brokerage, annuities and investment advisory services through the Bank’s Community Banking Centers. The principal business of 2020 Properties, L.L.C. and 4040 Properties, L.L.C. is to acquire certain loans, judgments, real estate and other assets in satisfaction of debts previously contracted by the Company. The Company’s various capital trusts, Sun Capital Trust V, Sun Capital Trust VI, Sun Capital Trust VII, Sun Statutory Trust VII and Sun Capital Trust VIII, collectively, the “Issuing Trusts,” are presented on a deconsolidated basis. The Issuing Trusts, consisting of Delaware business trusts and one business trust operating in Connecticut, hold junior subordinated debentures issued by the Company.

Through the Bank, the Company provides commercial and consumer banking services. As of December 31, 2011, the Company had more than 65 locations throughout New Jersey.

The Company’s outstanding common stock is traded on the NASDAQ Global Select Market under the symbol “SNBC”. The Company is subject to the reporting requirements of the Securities and Exchange Commission (“SEC”). The Bank’s primary federal regulator is the Office of the Comptroller of the Currency (the “OCC”).

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation. The accounting and reporting policies conform to accounting principles generally accepted in the United States of America (“GAAP”) and to general practices in the banking industry. The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. The significant estimates include the allowance for loan losses, goodwill, intangible assets, income taxes, stock-based compensation, and the fair value of financial instruments. Actual results may differ from these estimates under different assumptions or conditions.

Basis of Consolidation. The consolidated financial statements include, after all intercompany balances and transactions have been eliminated, the accounts of the Company, its principal wholly owned subsidiary, the Bank, and the Bank’s wholly owned subsidiaries, Sun Financial Services, L.L.C., 2020 Properties, L.L.C., and 4040 Properties, L.L.C. In accordance with Financial Accounting Standards Board Accounting Standards Codification (“FASB ASC”) 810, Consolidation, the Issuing Trusts are deconsolidated. See Note 14 of the Notes to Consolidated Financial Statements for additional information on the Company’s participation in the Issuing Trusts.

Segment Information. In accordance with FASB ASC 280, Segment Reporting (FASB ASC 280), the Company has one reportable operating segment, “Community Banking.” All of the Company’s activities are interrelated, and each activity is dependent and assessed based on how each of the activities of the Company supports the others. For example, lending is dependent upon the ability of the Company to fund itself with deposits and other borrowings, and manage interest rate and credit risk. Accordingly, all significant operating decisions are based upon analysis of the Company as one segment or unit.

Cash and Cash Equivalents. Cash and cash equivalents includes cash and amounts due from banks, interest-earning bank balances and federal funds sold, all of which have original maturity dates of 90 days or less. The Company is required to maintain an average reserve balance with the Federal Reserve Bank of Philadelphia (“FRB”). The amount of the average reserve balance for the years ended December 31, 2011 and 2010 was $100,000.

Investment Securities. The Company’s investment securities include both held-to-maturity and available-for-sale. The purchase and sale of the Company’s investment securities are recorded based on trade date accounting. At December 31, 2011, the Company had no unsettled transactions. At December 31, 2010, the Company had a $2.5 million payable for the purchase of an available for sale security included in other liabilities on the consolidated statements of financial condition as the transaction was unsettled at year end. The following provides further information on the Company’s accounting for debt securities:

Held-to-Maturity — Investment securities that management has the positive intent and ability to hold until maturity are classified as held-to-maturity and carried at their remaining unpaid principal balance, net of unamortized premiums or unaccreted discounts. Premiums are amortized and discounts are accreted using the interest method over the estimated remaining term of the underlying security.

Available- for-Sale — Investment securities that will be held for indefinite periods of time, including securities that may be sold in response to changes in market interest or prepayment rates, needs for liquidity, and changes in the availability and the yield of alternative investments, are classified as available-for-sale. These assets are carried at their estimated fair value. Fair values are based on quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded, or in some cases where there is limited activity or less transparency around inputs, internally developed discounted cash flow models. Unrealized gains and losses are excluded from earnings and are reported net of tax in accumulated other comprehensive income (loss) on the consolidated statements of financial condition until realized, including those recognized through the non-credit component of an other-than-temporary impairment (“OTTI”) charge.

Trading — From time to time, the Company purchases debt securities principally for the purpose of selling in the near-term. Any trading security balances held as of the reporting date are classified as held-for-trading and accounted for at fair value. Realized and unrealized gains and losses on trading securities are included in other income on the consolidated statements of operations. Fair values of trading securities are based on quoted market prices, pricing models (utilizing indicators of general market conditions or other economic measurements), or management’s estimates of amounts to be realized on settlement, assuming current market conditions and an orderly disposition over a reasonable period of time. The Company had no investment securities classified as trading at December 31, 2011 and 2010.

In accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets, and FASB ASC 320-10, the Company evaluates its securities portfolio for OTTI throughout the year. Each investment, which has a fair value less than the book value is reviewed on a quarterly basis by management. Management considers, at a minimum, whether the following factors exist that, both individually or in combination, could indicate that the decline is other-than-temporary: (a) the Company has the intent to sell the security; (b) it is more likely than not that it will be required to sell the security before recovery; and (c) the Company does not expect to recover the entire amortized cost basis of the security. Among the factors that are considered in determining the Company’s intent is a review of capital adequacy, interest rate risk profile and liquidity at the Company. An impairment charge is recorded against individual securities if the review described above concludes that the decline in value is other-than-temporary. During 2011, it was determined that one available-for-sale security was an other-than-temporarily impaired investment. As a result, the Company recorded $250 thousand of credit related OTTI charges through earnings during the year ended December 31, 2011 as compared to $1.3 million for the year ended December 31, 2010 and $7.1 million for the year ended December 31, 2009.

Loans Held-for-Sale. The Company had $23.2 million and $13.8 million of loans held-for-sale at December 31, 2011 and 2010, respectively. These loans represent residential mortgages originated with the intent to sell which are carried at the lower of cost or estimated fair value, on an aggregate basis.

Deferred Loan Fees. Loan fees on loans held-for-investment, net of certain direct loan origination costs, are deferred and the balance is amortized to income as a yield adjustment over the life of the loan using the interest method. Loan fees on loans held-for-sale, net of certain direct loan origination costs, are deferred until the related loans are sold and are included in the determination of the gains or losses upon sale, which are reported in gain on sale of loans in the consolidated statements of operations.

Allowance for Loan Losses. The allowance for loan losses is determined by management based upon past experience, evaluation of estimated loss and impairment in the loan portfolio, current economic conditions and other pertinent factors. The allowance for loan losses is maintained at a level that management considers adequate to provide for estimated losses and impairment based upon an evaluation of known and inherent risk in the loan portfolio. Loan impairment is evaluated based on the fair value of collateral. While management uses the best information available to make such evaluations, future adjustments to the allowance may be necessary if economic conditions differ substantially from the assumptions used in making the evaluations.

The provision for loan losses is based upon historical loan loss experience, a series of qualitative factors and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310, Receivables (“FASB ASC 310”). Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform. A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in the loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience qualitative factors. Included in these qualitative factors are:

•	Levels of past due, classified and non-accrual loans, troubled debt restructurings and modifications

•	Nature and volume of loans

•	Changes in lending policies and procedures, underwriting standards, collections, charge-offs and recoveries, and for commercial loans, the level of loans being approved with exceptions to policy

•	Experience, ability and depth of management and staff

•	National and local economic and business conditions, including various market segments

•	Quality of the Company’s loan review system and degree of Board oversight

•	Concentrations of credit by industry, geography and collateral type, with a specific emphasis on real estate, and changes in levels of such concentrations

•	Effect of external factors, including the deterioration of collateral values, on the level of estimated credit losses in the current portfolio

Commercial loans, including commercial real estate loans, are placed on non-accrual at the time the loan is 90 days delinquent unless the credit is well secured and in the process of collection. Generally, commercial loans and commercial real estate loans are charged-off no later than 180 days delinquent unless the loan is well secured and in the process of collection, or other extenuating circumstances support collection. Residential real estate loans are typically placed on non-accrual at the time the loan is 90 days delinquent. Other consumer loans are typically charged-off at 180 days delinquent. In all cases, loans must be placed on non-accrual or charged-off at an earlier date if collection of principal or interest is considered doubtful.

Restricted Equity Securities. Certain securities are classified as restricted equity securities because ownership is restricted and there is not an established market for their resale. These securities are carried at cost and are evaluated for impairment on a quarterly basis.

Bank Properties and Equipment. Land is carried at cost. Bank properties and equipment are stated at cost, less accumulated depreciation. Depreciation, which is recoded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Equipment	2.5 to 10 years

Real Estate Owned. Real estate owned is comprised of property acquired through foreclosure, deed in lieu and bank property that is not in use. Property acquired through foreclosure is carried at the lower of cost or fair value of the property based on an appraisal less estimated disposal costs. Credit losses arising from foreclosure transactions are charged against the allowance for loan losses. Bank properties are carried at the lower of cost or fair value less estimated disposal cost. Costs to maintain real estate owned and any subsequent gains or losses are included in real estate owned expense, net on the Company’s consolidated statements of operations.

Goodwill and Intangible Assets. Goodwill is the excess of the fair value of liabilities assumed over the fair value of tangible and identifiable intangible assets acquired in a business combination. Goodwill is not amortized but is tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. Generally, the Company tests goodwill for impairment annually as of December 31, 2011. FASB ASC 350, Intangibles — Goodwill and Other, outlines a two-step goodwill impairment test. Step one, which is used to identify potential impairment, compares the fair value of the reporting unit with its carrying amount, including goodwill. A reporting unit is an operating segment, or one level below an operating segment, as defined in FASB ASC 280. If the fair value of a reporting unit exceeds its carrying value, goodwill of the reporting unit is not considered impaired and step two is therefore unnecessary. If the carrying amount of the reporting unit exceeds its fair value, the second step is performed to measure the amount of the impairment loss, if any. At December 31, 2011, the Company performed its annual goodwill impairment test, and step one of the analysis indicated that the Company’s fair value was greater than its carrying value; therefore, the Company’s goodwill was not impaired at December 31, 2011.

Intangible assets, net on the consolidated statements of financial condition, consist of core deposit intangibles, net of accumulated amortization from the Bank’s previous acquisitions. Core deposit intangibles are amortized using the straight-line method based on the characteristics of the particular deposit type and are evaluated annually for impairment. See Note 10 for further details on goodwill and intangible assets.

Bank Owned Life Insurance (“BOLI”). The Company has purchased life insurance policies on certain key employees. These policies are recorded at their cash surrender value, or the amount that can be realized in accordance with FASB ASC 325-30, Investments in Insurance Contracts . At December 31, 2011, the Company had $24.6 million invested in a general account and $50.3 million in a separate account, for a total BOLI cash surrender value of $74.9 million. The BOLI separate account is invested in a mortgage-backed securities fund, which is managed by an independent investment firm. Pricing volatility of these underlying instruments may have an impact on investment income; however, the fluctuations would be partially mitigated by a stable value wrap agreement which is a component of the separate account. Income from these policies and changes in the cash surrender value are recorded in BOLI income of the consolidated statements of operations.

Long-Lived Assets. Management evaluates the carrying amount of long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Measurement of an impaired loss for long-lived assets and intangibles with definite lives would be based on the fair value of the asset. The Company recognized impairment losses of $338 thousand, $123 thousand and $57 thousand for the years ended December 31, 2011, 2010 and 2009, respectively. Impairment losses on long-lived assets are recorded in other expense in the Company’s consolidated statements of operations.

Loan Servicing Assets. The Company originates certain Small Business Administration (“SBA”) loans for sale to institutional investors. In accordance with FASB ASC 860, Transfers and Servicing (“FASB ASC 860”), the cost of loans sold is allocated between the servicing rights, the retained portion of the loan and the sold portion of the loan based on the relative fair values of each. The fair value of the loan servicing rights is determined by valuation techniques. Valuation adjustments to the loan servicing assets for the years ended December 31, 2011, 2010 and 2009 were $0, $0 and $105 thousand of income, respectively. These adjustments are reflected in other income on the consolidated statements of operations.

Loan servicing rights are amortized in proportion to, and over the period of, estimated net servicing income. In accordance with FASB ASC 860, the Company regularly evaluates the loan servicing asset for impairment. Because loans are sold individually and are not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the loan servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based assumptions for prepayment speeds and records a valuation allowance for the amount by which the carrying amount of the servicing asset exceeds the fair value. The gross carrying value of the Company’s loan servicing asset was $429 thousand and $486 thousand at December 31, 2011 and 2010 respectively. The valuation allowance for the loan servicing assets at December 31, 2011 and 2010 was $23 thousand. The net carrying value of the loan servicing asset is included within other assets on the consolidated statements of financial condition

Securities Sold Under Agreements to Repurchase. The Company enters into sales of securities under agreements to repurchase with its customers and the Federal Home Loan Bank of New York (“FHLBNY”). In accordance with FASB ASC 860, these agreements are treated as financings, and the obligations to repurchase securities sold are reflected as a liability in the consolidated statements of financial condition. Securities pledged as collateral under agreements to repurchase are reflected as assets in the accompanying consolidated statements of financial condition.

Accounting for Derivative Financial Instruments and Hedging Activities. The Company recognizes all derivative instruments at fair value as either assets or liabilities in other assets or other liabilities on the consolidated statements of financial condition. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship. For derivatives not designated as hedges, the gain or loss is recognized in current earnings.

The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models that use as their basis readily observable market parameters, specifically the LIBOR swap curve, and are classified within Level 2 of the valuation hierarchy.

Accumulated Other Comprehensive Loss. The Company classifies items of accumulated other comprehensive loss by their nature and displays the accumulated balance of accumulated other comprehensive loss separately from retained earnings and additional paid-in capital in the equity section of the consolidated statements of financial condition. Amounts categorized as accumulated other comprehensive loss represent net unrealized gains or losses on investment securities available for sale, net of tax and the non-credit portion of any OTTI loss not recorded in earnings. Reclassifications are made to avoid double counting items which are displayed as part of net income for the period. These reclassifications for the years ended December 31, 2011, 2010, and 2009 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2011			2010			2009
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$13,053	$(5,332)	$7,721	$(2,903)	$1,138	$(1,765)	$16,483	$(5,833)	$10,650
Cumulative effect of adopting FASB ASC 320-10	—	—	—	—	—	—	(5,258)	2,148	(3,110)
Less:
Reclassification adjustment for net gain included in net income	(1,855)	757	(1,098)	(4,673)	1,831	(2,842)	(18)	6	(12)
Reclassification adjustment for net impairment loss recognized in earnings (1)	250	(102)	148	1,329	(521)	808	7,115	(2,887)	4,228
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss	—	—	—	(3,615)	1,417	(2,198)	2,264	(792)	1,472

Net unrealized gain (loss) on securities available for sale	$11,448	$(4,677)	$6,771	$(9,862)	$3,865	$(5,997)	$20,586	$(7,358)	$13,228

(1)	All amounts are included in non-interest income in the Consolidated statements of operations.

Treasury Stock. Stock held in treasury by the Company is accounted for using the cost method which treats stock held in treasury as a reduction to total shareholders’ equity. At December 31, 2011 and 2010, the Company held 2,106,723 shares of treasury stock.

Stock-Based Compensation. The Company accounts for stock-based compensation issued to employees and non-employee directors, in accordance with the fair value recognition provisions of FASB ASC 718, Compensation—Stock Compensation, (“FASB ASC 718”). Under the fair value provisions of FASB ASC 718, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as expense over the appropriate vesting period using the straight-line method. However, consistent with FASB ASC 718, the amount of stock-based compensation cost recognized at any date must at least equal the portion of the grant date value of the award that is vested at that date and, as a result, it may be necessary to recognize the expense using a ratable method. Although the provisions of FASB ASC 718 should generally be applied to non-employees, FASB ASC 505-50, Equity-Based Payments to Non-Employees, is used in determining the measurement date of the compensation expense for non-employees.

Determining the fair value of stock-based awards at measurement date requires judgment, including estimating the expected term of the stock options and the expected volatility of the Company’s stock. In addition, judgment is required in estimating the amount of stock-based awards that are expected to be forfeited. If actual results differ significantly from these estimates or different key assumptions were used, it could have a material effect on the Company’s consolidated financial statements.

In accordance with FASB ASC 718, the fair value of the stock options granted is estimated on the date of grant using the Black-Scholes option pricing model which uses the assumptions noted in the table below. The expected term of a stock option is estimated using historical exercise behavior of employees at a particular level of management who were granted options with a comparable term. The stock options have historically been granted a 10 year term. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of the grant. The expected volatility is based on the historical volatility of the Company’s stock price.

Significant weighted average assumptions used to calculate the fair value of the option awards for the years ended December 31, 2011, 2010 and 2009 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Fair value of options granted during the year	$2.11	$2.75	$1.56
Risk-free rate of return	2.72%	3.05%	2.91%
Expected term in months	78	111	79
Expected volatility	47%	45%	43%
Expected dividends (1)	$—	$—	$—

(1)	To date, the Company has not paid cash dividends on its common stock.

At December 31, 2011, the Company had five stock-based employee compensation plans, which are described more fully in Note 15.

Interest Income on Loans. Interest income on loans is credited to operations based upon the principal amount outstanding. Interest accruals are generally discontinued when a loan becomes 90 days past due, or when principal or interest is considered doubtful of collection. When interest accruals are discontinued, interest credited to income in the current year is reversed and interest accrued in the prior year is charged to the allowance for loan losses.

Income Taxes. The Company accounts for income taxes in accordance with FASB ASC 740, Income Taxes (“FASB ASC 740”). FASB ASC 740 requires the recording of deferred income taxes that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Management exercises significant judgment in the evaluation of the amount and timing of the recognition of the resulting tax assets and liabilities. The judgments and estimates required for the evaluation are updated based upon changes in business factors and the tax laws. If actual results differ from the assumptions and other considerations used in estimating the amount and timing of tax recognized, there can be no assurance that additional expenses will not be required in future periods. The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the consolidated statements of operations. Assessment of uncertain tax positions under FASB ASC 740 requires careful consideration of the technical merits of a position based on management’s analysis of tax regulations and interpretations. Significant judgment is applied when addressing the requirements of FASB ASC 740. At December 31, 2011, the Company had a valuation allowance of $91.4 million against the gross deferred tax asset. As the Company remained in a cumulative loss position, a full deferred tax valuation allowance is still appropriate at December 31, 2011. See Note 20 for additional information on the Company’s application of FASB ASC 740.

Loss Per Common Share. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, during the period. Diluted earnings per share is calculated by dividing net income available to common shareholders by the weighted average number of shares of common stock outstanding, net of any treasury shares, after consideration of the potential dilutive effect of common stock equivalents, based upon the treasury stock method using an average market price of common shares sold during the period. Dilution is not considered when the Company is in a net loss position. Retroactive recognition has been given to market values, common stock outstanding and potential common shares for periods prior to the date of the Company’s stock dividends noted below.

Stock Dividend. On April 16, 2009, the Company’s Board of Directors declared a 5% stock dividend, which was issued on May 14, 2009 to shareholders of record on April 30, 2009. Accordingly, share data has been adjusted for all periods presented to reflect the increased number of shares outstanding. All stock dividends are declared at the discretion of the Board of Directors.

Recent Accounting Principles. In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. This amendment results in common offsetting requirements and disclosure requirements in GAAP and IFRS. This guidance is not intended to change, but enhance, the application requirements in Topic 210. This guidance is effective for public entities during interim and annual periods beginning after January 1, 2013. As this guidance amends only the disclosure requirements and not the application of the accounting standard, the adoption will not impact the Company’s financial condition.

In September 2011, the FASB issued ASU 2011-08, Intangibles — Goodwill and Other (Topic 350): Testing Goodwill for Impairment. This guidance allows an entity to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit. If, after assessing the totality of events or circumstances, an entity determines it is not more likely that not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step goodwill impairment test is unnecessary. This guidance is effective for public entities for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011; retroactive application of this guidance is permitted. The Company is continuing to evaluate the impact of the new guidance, but does not expect application of this guidance to have any impact on the Company’s financial condition or results of operations.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income. Subsequently in December 2011, the FASB issued ASU 2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. This guidance eliminates the presentation option of presenting the component of other comprehensive income as part of the statement of changes in stockholders’ equity. In addition, the guidance requires the consecutive presentation of the statement of net income and other comprehensive income and requires the entity to present reclassification adjustments on the face of the financial statements from other comprehensive income to net income. These changes will apply to both annual and interim financial statements. This guidance is effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. As this guidance amends only presentation requirements, the adoption will not impact the Company’s financial condition or results of operations.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). This amendment results in common fair value measurement and disclosure requirements in GAAP and IFRS. This guidance is not intended to change the application requirements in Topic 820. This guidance is effective for public entities during interim and annual periods beginning after December 15, 2011. As this guidance amends only the disclosure requirements and not the application of the accounting standard, the adoption will not impact the Company’s financial condition or results of operations.

In April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements. This guidance removes from the assessment of effective control the criterion relating to the transferor’s ability to repurchase or redeem financial assets on substantially the agreed upon terms, even in the event of default by the transferee. The update also eliminates the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. This guidance is effective for public entities for the first interim or annual period beginning on or after December 15, 2011. The Company is continuing to evaluate the impact of the new guidance, but does not expect the guidance will have a material impact on the Company’s financial condition or results of operations.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring Is a Troubled Debt Restructuring. This guidance clarifies the guidance from ASU 2010-20, Receivables (Topic 310) on a creditor’s evaluation of whether a concession has been granted and whether a debtor is experiencing financial difficulties. This guidance also requires the disclosures related to troubled debt restructurings from Update 2010-20 as effective for public entities for the first interim or annual period beginning on or after June 15, 2011. This guidance was adopted by the Company and applied retroactively to January 1, 2011. The guidance did not have an impact on the Company’s financial condition or results of operations.

Branch Sales and Consolidations	12 Months Ended
Dec. 31, 2011
Branch Sales and Consolidations [Abstract]
BRANCH SALES AND CONSOLIDATIONS

3. BRANCH SALES AND CONSOLIDATIONS

During the third quarter of 2010, the Company consolidated four owned branch offices and one leased branch office into existing branch offices. As a result of these consolidations, the Company added the four owned branch offices to the real estate owned portfolio in the amount of $1.3 million, which included a loss on the transfer of $130 thousand.

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities [Abstract]
INVESTMENT SECURITIES

4. INVESTMENT SECURITIES

The amortized cost of investment securities and the approximate fair value at December 31, 2011 and 2010 were as follows:

SUMMARY OF INVESTMENT SECURITIES

	September 30,	September 30,	September 30,	September 30,
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2011
Available for sale:
U.S. Treasury obligations	$11,999	$80	$—	$12,079
U.S. Government agencies
U.S. Government agency mortgage-backed securities	423,269	6,264	(629)	428,904
Other mortgage-backed securities	323	—	(27)	296
State and municipal obligations	45,424	3,373	(12)	48,785
Trust preferred securities	12,619	—	(7,711)	4,908
Corporate bonds	19,689	57	(338)	19,408
Other	1,165	—	—	1,165

Total available for sale	514,488	9,774	(8,717)	515,545

Held to maturity:
U.S. Government agency mortgage-backed securities	1,344	69	—	1,413
Other mortgage-backed securities	—	—	—	—

Total held to maturity	1,344	69	—	1,413

Total investment securities	$515,832	$9,843	$(8,717)	$516,958

December 31, 2010
Available for sale:
U.S. Treasury obligations	$47,017	$2	$—	$47,019
U.S. Government agencies
U.S. Government agency mortgage-backed securities	329,973	2,862	(4,348)	328,487
Other mortgage-backed securities	7,472	—	(1,335)	6,137
State and municipal obligations	82,744	593	(940)	82,397
Trust preferred securities	12,867	—	(7,225)	5,642
Other	3,182	—	—	3,182

Total available for sale	483,255	3,457	(13,848)	472,864

Held to maturity:
U.S. Government agency mortgage-backed securities	2,887	116	—	3,003
Other mortgage-backed securities	152	—	—	152

Total held to maturity	3,039	116	—	3,155

Total investment securities	$486,294	$3,573	$(13,848)	$476,019

During 2011, the Company had nine securities called prior to maturity for $27.0 million of proceeds, resulting in gross realized gains of $46 thousand, respectively, 22 available for sale securities were sold prior to maturity for gross proceeds of $61.4 million, which resulted in gross realized gains and losses of $1.9 million and $1.0 million, respectively, three trading securities were sold for gross proceeds of $42.2 million, resulting in gross realized gains of $880 thousand and 20 securities matured, generating $63.6 million of gross proceeds. During 2010, the Company had 16 securities called prior to maturity for $49.2 million of proceeds, resulting in gross realized gains and losses of $27 thousand and $104 thousand, respectively, 72 available for sale securities were sold prior to maturity for gross proceeds of $175.4 million, which resulted in gross realized gains and losses of $4.7 million and $86 thousand, respectively, and 21 securities matured, generating $73.3 million of gross proceeds.

The following table provides the gross unrealized losses and fair value, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position at December 31, 2011 and 2010:

GROSS UNREALIZED LOSSES BY INVESTMENT CATEGORY

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Less than 12 Months		12 Months or Longer		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
December 31, 2011
U.S. Government agency mortgage-backed securities	$79,221	$(627)	$7,224	$(2)	$86,445	$(629)
Other mortgage-backed securities	—	—	296	(27)	296	(27)
State and municipal obligations	—	—	233	(12)	233	(12)
Corporate bonds	14,231	(338)	—	—	14,231	(338)
Trust preferred securities	—	—	4,908	(7,711)	4,908	(7,711)

Total	$93,452	$(965)	$12,661	$(7,752)	$106,113	$(8,717)
December 31, 2010
U.S. Government agency mortgage-backed securities	$158,432	$(4,348)	$—	$—	$158,432	$(4,348)
Other mortgage-backed securities	—	—	6,289	(1,335)	6,289	(1,335)
State and municipal obligations	34,135	(940)	—	—	34,135	(940)
Trust preferred securities	—	—	5,642	(7,225)	5,642	(7,225)

Total	$192,567	$(5,288)	$11,931	$(8,560)	$204,498	$(13,848)

The Company determines whether unrealized losses are temporary in nature in accordance with FASB ASC 325-40, when applicable, and FASB ASC 320-10. The evaluation is based upon factors such as the creditworthiness of the underlying borrowers, performance of the underlying collateral, if applicable, and the level of credit support in the security structure. Management also evaluates other facts and circumstances that may be indicative of an OTTI condition. This includes, but is not limited to, an evaluation of the type of security, length of time and extent to which the fair value has been less than cost and near-term prospects of the issuer.

For the year ended December 31, 2011, the Company’s investment impairment review identified credit losses of $250 thousand on a single issuer trust preferred security for which the Company had recorded an OTTI charge in 2010. For the year ended December 31, 2010, the Company’s investment impairment review identified credit losses of $950 thousand on a single issuer trust preferred security and $379 thousand on a private label mortgage-backed security for which the Company had recorded an OTTI charge in 2009. Application of the guidance did not have an impact on any other securities in an unrealized loss position at December 31, 2011 or 2010.

The following is a roll-forward for the years ended December 31, 2011 and 2010 of OTTI charges recognized in earnings as a result of credit losses on investments:

CUMULATIVE OTTI RECOGNIZED IN OPERATIONS

September 30,
At or for the Year Ended December 31, 2011	Amount
Cumulative OTTI, beginning of year	$10,683
Additional increase as a result of net impairment losses recognized on investments	250
Decrease as a result of the sale of an investment with net impairment losses	(730)

Cumulative OTTI, end of year	$10,203

September 30,
At or for the Year Ended December 31, 2010	Amount
Cumulative OTTI, beginning of year	$9,354
Additional increase as a result of net impairment losses recognized on investments	1,329

Cumulative OTTI, end of year	$10,683

U.S. Government Agency Mortgage-Backed Securities. At December 31, 2011, the gross unrealized loss in the category of less than 12 months of $627 thousand consisted of six mortgage-backed securities with an estimated fair value of $79.2 million issued and guaranteed by a U.S. Government sponsored agency. The gross unrealized loss in the category of 12 months or longer of $2 thousand consisted of one mortgage-backed security with an estimated fair value of $7.2 million issued and guaranteed by a U.S. Government sponsored agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on any of the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Other Mortgage-Backed Securities. At December 31, 2011, the gross unrealized loss in the category 12 months or longer of $27 thousand consisted of one non-agency mortgage-backed security with an estimated fair value of $296 thousand. This security was rated “AAA” by at least one nationally recognized rating agency. The Company monitors key credit metrics such as delinquencies, defaults, cumulative losses and credit support levels to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on this security and believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before its recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

State and Municipal Obligations. At December 31, 2011, the gross unrealized loss in the category of 12 months or longer of $12 thousand consisted of one municipal security with an estimated fair value of $233 thousand. This security was rated “A1” by at least one nationally recognized rating agency. The Company believes the unrealized loss is due to increases in market interest rates since the time the underlying security was purchased. The Company monitors rating changes in those issues rated by a nationally recognized rating agency and performs in-house credit reviews on those non-rated issues. The Company believes recovery of fair value is expected as the security approaches its maturity date or as valuations for the security improves as market yields change. As of December 31, 2011, management concluded that an OTTI did not exist on the security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

Corporate Bonds. At December 31, 2011, the gross unrealized loss in the category of less than 12 months of $338 thousand consisted of three corporate debt securities with an estimated fair value of $14.2 million. As of December 31, 2011, management concluded that an OTTI did not exist on these securities and believes the unrealized losses are due to increases in market interest rates since the time the underlying securities were purchased. The Company monitors corporate debt ratings as well as evaluates the credit quality of the issuer to determine if an OTTI exists. As of December 31, 2011, management concluded that an OTTI did not exist on the aforementioned securities based upon its assessment. Management also concluded that it does not intend to sell the securities, and that it is not more likely than not it will be required to sell the securities, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of these securities.

Trust Preferred Securities. At December 31, 2011, the gross unrealized loss in the category of 12 months or longer of $7.7 million consisted of two trust preferred securities. The trust preferred securities are comprised of one non-rated single issuer security with an amortized cost of $3.8 million and an estimated fair value of $1.1 million, and one non-investment grade rated pooled security with an amortized cost of $8.8 million and estimated fair value of $3.8 million.

For the pooled security, the Company monitors each issuer in the collateral pool with respect to financial performance using data from the issuer’s most recent regulatory reports as well as information on issuer deferrals and defaults. Also the security structure is monitored with respect to collateral coverage and current levels of subordination. Expected future cash flows are projected assuming additional defaults and deferrals based on the performance of the collateral pool. The non-investment grade pooled security is in a senior position in the capital structure. The security had a 2.00 times principal coverage. As of the most recent reporting date interest has been paid in accordance with the terms of the security. The Company reviews projected cash flow analysis for adverse changes in the present value of projected future cash flows that may result in an other-than-temporary credit impairment to be recognized through earnings. The most recent valuations assumed no recovery on any defaulted collateral, no recovery on any deferring collateral and additional 3.6% defaults or deferrals’ every 3 years with no recovery rate. As of December 31, 2011, management concluded that an OTTI did not exist on the aforementioned security based upon its assessment. Management also concluded that it does not intend to sell the security, and that it is not more likely than not it will be required to sell the security, before their recovery, which may be maturity, and management expects to recover the entire amortized cost basis of this security.

The financial performance of the single issuer trust preferred security is monitored on a quarterly basis using data from the issuer’s most recent regulatory reports to assess the probability of cash flow impairment. Expected future cash flows are projected incorporating the contractual cash flow of the security adjusted, if necessary, for potential changes in the amount or timing of cash flows due to the underlying creditworthiness of the issuer and covenants in the security.

In August 2009, the issuer of the single issuer trust preferred security elected to defer its normal quarterly dividend payment. As contractually permitted, the issuer may defer dividend payments up to five years with accumulated dividends, and interest on those deferred dividends, payable upon the resumption of its scheduled dividend payments. The issuer is currently operating under an agreement with its regulators. The agreement stipulates the issuer must receive permission from its regulators prior to resuming its scheduled dividend payments.

During the year ended December 31, 2011, the Company recorded a credit related OTTI charge of $250 thousand related to this deferring single issuer trust preferred security. Based on the Company’s most recent evaluation, the Company does not expect the issuer to default on the security based primarily on the issuer’s subsidiary bank reporting that it meets the minimum regulatory requirements to be considered a “well capitalized” institution. However the Company recognizes the length of time the issue has been in deferral, the difficult economic environment and some weakened performance measures increases the probability that a full recovery of principal and anticipated dividends may not be realized. In recognition of that increased probability, the Company concluded that the decline in the security was other than temporary.

The amortized cost and estimated fair value of the investment securities, by contractual maturity, at December 31, 2011 is shown below. Actual maturities will differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

CONTRACTUAL MATURITIES OF INVESTMENT SECURITIES

	September 30,	September 30,	September 30,	September 30,
	Available for Sale		Held to Maturity
December 31, 2011	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Due in one year or less	$9,789	$9,820	$—	$—
Due after one year through five years	29,903	29,693	—	—
Due after five years through ten years	3,817	4,204	—	—
Due after ten years	47,387	42,628	—	—

Total investment securities, excluding mortgage-backed securities	90,896	86,346	—	—

U.S. Government agency mortgage-backed securities	423,269	428,904	1,344	1,413
Other mortgage-backed securities	323	296	—	—

Total investment securities	$514,488	$515,545	$1,344	$1,413

At December 31, 2011, the Company had $122.1 million, amortized cost, and $126.3 million, estimated fair value, of investment securities pledged to secure public deposits. At December 31, 2011, the Company had $113.1 million, amortized cost, and $114.7 million, estimated fair value, of investment securities pledged as collateral on secured borrowings.

Loans Receivable	12 Months Ended
Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
LOANS RECEIVABLE

5. LOANS RECEIVABLE

The components of loans receivable, net were as follows:

	September 30,	September 30,
Loan Components
December 31,	2011	2010
Commercial:
Commercial and industrial	$551,396	$530,462
CRE owner occupied	604,361	713,587
CRE non-owner occupied	626,795	685,587
Land and development	95,474	173,856
Consumer:
Home equity lines of credit	224,517	239,729
Home equity term loans	41,470	53,912
Residential real estate	100,438	65,250
Other	46,671	58,963

Total gross loans	2,291,122	2,521,346
Allowance for loan losses	(41,667)	(81,713)

Loans, net	$2,249,455	$2,439,633

Loans past due 90 days and accruing	$154	$2,554
Troubled debt restructuring, accruing	—	20,341

	September 30,	September 30,
Loans on Non-accrual Status
December 31,	2011	2010
Commercial
Commercial and industrial	$6,501	$25,178
CRE owner occupied	32,579	30,920
CRE non-owner occupied	9,873	44,295
Land and development	32,088	48,124
Consumer:
Home equity lines of credit	3,620	4,616
Home equity term loans	1,246	1,134
Residential real estate	2,522	4,243
Other	1,227	916

Total non-accrual loans	$89,656	$159,426

Troubled debt restructurings, non-accrual	$17,875	$11,796

Many of the Company’s commercial and industrial loans have a real estate component as part of the collateral securing the accommodation. Additionally, the Company makes commercial real estate loans for the acquisition, refinance, improvement and construction of real property. Loans secured by owner-occupied properties are dependent upon the successful operation of the borrower’s business. If the operating company experiences difficulties in terms of sales volume and/or profitability, the borrower’s ability to repay the loan may be impaired. Loans secured by properties where repayment is dependent upon payment of rent by third-party tenants or the sale of the property may be impacted by loss of tenants, lower lease rates needed to attract new tenants or the inability to sell a completed project in a timely fashion and at a profit. At December 31, 2011, commercial and industrial loans secured by commercial real estate properties totaled $1.2 billion of which $604.4 million, or 49.1%, were classified as owner occupied and $626.8 million, or 50.9%, were classified as non-owner occupied.

As of December 31, 2011, the Company had $31.4 million outstanding on 18 residential construction, commercial construction and land development relationships whose agreements included interest reserves. As of December 31, 2010, the Company had $81.1 million outstanding on 25 residential construction, commercial construction and land development relationships whose agreements included interest reserves. The total amount available in those reserves to fund interest payments was $956 thousand and $2.4 million for the periods ended December 31, 2011 and December 31, 2010, respectively. The Company had six residential construction relationships with interest reserves of $2.4 million on non-accrual status as of December 31, 2011. As these relationships are in technical default, no additional funding of the interest reserves will be made. The Company had six residential construction relationships with interest reserves of $3.4 million on non-accrual status as of December 31, 2010. Construction projects are monitored throughout their lives by professional inspectors engaged by the Company. The budgets for loan advances and borrower equity injections are developed at underwriting time in conjunction with the review of the plans and specifications for the project being financed. Advances of the Company’s funds are based on the prepared budgets and will not be made unless the project has been inspected by the Company’s professional inspector who must certify that the work related to the advance is in place and properly complete. As it relates to construction project financing, the Company does not extend, renew or restructure terms unless its borrower posts cash collateral in an interest reserve.

Included in the Company’s loan portfolio are modified commercial loans. Per FASB ASC 310-40, Troubled Debt Restructuring, a modification is one in which the creditor, for economic or legal reasons related to the debtor’s financial difficulties, grants a concession to the debtor that it would not otherwise consider, such as providing for a below market interest rate and/or forgiving principal or previously accrued interest; this modification may stem from an agreement or be imposed by law or a court, and may involve a multiple note structure. Generally, prior to the modification, the loans which are modified as a troubled debt restructuring (“TDR”) are already classified as non-performing. These loans may only be returned to performing (i.e. accrual status) after considering the borrower’s sustained repayment performance for a reasonable amount of time, generally six months; this sustained repayment performance may include the period of time just prior to the restructuring. During 2011, the Company entered into four TDR agreements. As of December 31, 2011, the total carrying value of the TDRs were $17.9 million, of which $0 was performing. The Company granted a partial debt forgiveness on all four agreements.

There were no irrevocable commitments to lend additional funds on non-accrual loans at December 31, 2011. Interest income not recognized as a result of the above non-accrual loans was $4.9 million, $5.4 million and $3.7 million for the years ended December 31, 2011, 2010 and 2009, respectively. The amount of interest included in net income on these loans for the years ended December 31, 2011, 2010 and 2009 was $3.8 million, $3.9 million and $1.9 million, respectively.

Under approved lending decisions, the Company had commitments to lend additional funds totaling approximately $400.5 million and $438.3 million at December 31, 2011 and 2010, respectively. Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements. The Company evaluates each customer’s creditworthiness on an individual basis. The type and amount of collateral obtained, if deemed necessary by the Company upon extension of credit, is based on management’s credit evaluation of the borrower.

Most of the Company’s business activity is with customers located within its local market area. Generally, commercial real estate, residential real estate and other assets are used to secure loans. The ultimate repayment of loans is dependent, to a certain degree, on the local economy and real estate market. As of December 31, 2011, the Company had $351.8 million in loans pledged as collateral on secured borrowings.

Allowance for Loan Losses	12 Months Ended
Dec. 31, 2011
Loans Receivable and Allowance for Loan Losses [Abstract]
ALLOWANCE FOR LOAN LOSSES

6. ALLOWANCE FOR LOAN LOSSES

An analysis of the change in the allowance for loan losses is as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	September 30,	September 30,	September 30,	September 30,	September 30,
	For the Year Ended December 31, 2011
	Commercial and industrial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387

Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans

(2)	Includes the unallocated portion of the allowance for loan losses.

	September 30,	September 30,
At or for the Years Ended December 31,	2010	2009
Balance, beginning of year	$59,953	$37,309
Charge-offs	(80,802)	(24,748)
Recoveries	1,044	726

Net charge-offs	(79,758)	(24,022)
Provision for loan losses	101,518	46,666

Balance, end of year	$81,713	$59,953

The allowance for loan losses was $41.7 million, $81.7 million and $60.0 million at December 31, 2011, 2010 and 2009, respectively. The ratio of allowance for loan losses to loans held-for-investment was 1.82%, 3.22% and 2.21% at December 31, 2011, 2010 and 2009, respectively.

The provision for loan losses charged to expense is based upon historical loan loss experience and a series of qualitative factors and an evaluation of estimated losses in the current commercial loan portfolio, including the evaluation of impaired loans under FASB ASC 310. Values assigned to the qualitative factors and those developed from historic loss experience provide a dynamic basis for the calculation of reserve factors for both pass-rated loans (general pooled allowance) and those criticized and classified loans that continue to perform.

A loan is considered to be impaired when, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan. An insignificant delay or insignificant shortfall in amount of payments does not necessarily result in a loan being identified as impaired. For this purpose, delays less than 90 days are considered to be insignificant. Impairment losses are included in the provision for loan losses on the consolidated statements of operations. Impaired loans include accruing and non-accruing TDR loans. Loans not individually reviewed are evaluated as a group using reserve factor percentages based on historic loss experience and qualitative factors, which generally include consumer loans, residential real estate loans, and small business loans. In determining the appropriate level of the general pooled allowance, management makes estimates based on internal risk ratings, which take into account such factors as debt service coverage, loan-to-value ratios, management’s abilities, and external factors.

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Impaired Loans For the Year Ended December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$9,180	$67	$67
CRE owner occupied	32,202	55,982	—	36,266	357	357
CRE non-owner occupied	7,308	8,584	—	15,299	36	36
Land and development	25,925	26,148	—	29,932	57	57
Consumer:
Residential real estate	2,433	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$13,368	$337	$337
CRE owner occupied	9,706	14,449	2,448	18,929	212	212
CRE non-owner occupied	2,565	3,468	229	6,211	438	438
Land and development	6,854	7,063	2,490	7,937	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,582	$5,429	$136,582	$1,504	$1,493
Total consumer	$7,214	$8,726	$61	$1,354	$—	$—

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Impaired Loans For the Year Ended December 31, 2010
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$8,650	$9,570	$—	$5,387	$58	$58
CRE owner occupied	32,325	65,398	—	37,502	18	18
CRE non-owner occupied	24,047	33,445	—	9,398	—	—
Land and development	21,044	33,387	—	12,343	9	9
Consumer:
Residential real estate	—	—	—	23	—	—
Other	—	—	—	644	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$26,938	$32,365	$6,109	$20,959	$454	$438
CRE owner occupied	20,365	25,099	4,800	22,463	433	420
CRE non-owner occupied	20,275	26,512	4,770	8,998	—	—
Land and development	27,085	28,460	5,401	9,209	29	29
Consumer:
Other	—	—	—	323	—	—

Total commercial	$180,729	$254,236	$21,080	$126,259	$1,001	$972
Total consumer	$—	$—	$—	$990	$—	$—

COMPONENTS OF IMPAIRED LOANS

September 30,
For the Year Ended December 31, 2009
Impaired loans with an allowance recorded	$22,999
Impaired loans with no related allowance	52,328

Total impaired loans	$75,327

Valuation allowance related to impaired loans	$5,561

ANALYSIS OF IMPAIRED LOANS

September 30,
For the Year Ended December 31, 2009
Average impaired loans	$54,199
Interest income recognized on impaired loans	220
Cash basis interest income recognized on impaired loans	220

In accordance with FASB ASC 310, those impaired loans which are fully collateralized do not result in a specific allowance for loan losses. Included in impaired loans at December 31, 2011 were four TDR relationships, three of which were fully collateralized and one of which had specific reserves totaling $45 thousand. In addition, one of the TDRs at December 31, 2011 included a $6.5 million line of credit, of which $4.6 million was utilized and $1.9 million was available.

The following table presents an analysis of the Company’s TDR agreements for the years ended December 31, 2011 and 2010, respectively:

	September 30,	September 30,	September 30,
Troubled Debt Restructuring as of December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	4	$8,277	$7,855
CRE owner occupied	6	19,363	9,329
Land and development	1	1,745	691

	September 30,	September 30,	September 30,
Troubled Debt Restructuring as of December 31, 2010
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	12	$12,833	$10,391
CRE owner occupied	7	22,284	21,747

	September 30,	September 30,	September 30,
Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial (1)	5	$12,832	$11,380
CRE owner occupied	7	22,295	14,208

(1)

One of the above contracts was charged off during the twelve months ended December 31, 2011. The recorded investment on this contract is now $0. The other contracts are displayed in the table above outstanding as of December 31, 2011.

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2011 and 2010:

	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,	Sep 30,
Credit Quality Indicators As of December 31, 2011
	Commercial				Consumer
Credit Risk by Internally Assigned Grade	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,	Septm 30,
Credit Quality Indicators As of December 31, 2010
	Commercial				Consumer
Credit Risk by Internally Assigned Grade	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$470,278	$578,444	$575,713	$87,576	$232,024	$52,414	$71,782	$56,964
Special Mention	12,753	21,311	14,338	6,520	—	—	—	—
Substandard	47,431	113,832	95,536	79,760	7,705	1,498	7,292	1,999

Total	$530,462	$713,587	$685,587	$173,856	$239,729	$53,912	$79,074	$58,963

The Company’s primary tool for assessing risk when evaluating a credit in terms of its underwriting, structure, documentation and eventual collectability is a risk rating system in which the loan is assigned a numeric value. Behind each numeric category is a defined set of characteristics reflective of the particular level of risk.

The risk rating system is based on a nine point grade using a two-digit scale. The upper five grades are for “pass” categories, while the lower four grades represent “criticized” categories which are equivalent to the guidelines utilized by the OCC.

The loan officer is responsible for assigning, maintaining, and documenting accurate risk ratings for all commercial loans and commercial real estate loans. The loan officer assigns a risk rating at the inception of the credit, reaffirms it at each renewal, extension, or modification, and adjusts the rating based on the performance of the credit. As part of the credit review process, a regional credit officer will review risk ratings for accuracy. The loan officer’s risk rating will also be reviewed periodically by the loan review department and the Bank’s regulators.

To calculate risk ratings in a consistent fashion, the Company uses a Risk Rating Form that provides for a numerical grade to be assigned to up to six characteristics of a credit including elements of its financial condition, abilities of management, position in the market, collateral support and the impact of changing conditions. When combined, an overall risk rating is provided. A separate set of risk rating elements are provided for credits associated with the financing of real estate projects.

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2011 and 2010:

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Aging of Receivables For the Year Ended December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,365	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,981	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Aging of Receivables For the Year Ended December 31, 2010
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$6,743	$815	$25,152	$32,710	$497,752	$530,462	$558
CRE owner occupied	8,478	2,072	40,063	50,613	662,974	713,587	609
CRE non-owner occupied	8,655	13,119	18,436	40,210	645,377	685,587	—
Land and development	11,748	9,797	36,359	57,904	115,952	173,856	—
Consumer:
Home equity lines of credit	2,667	817	4,292	7,776	231,953	239,729	379
Home equity term loans	340	111	1,134	1,585	52,327	53,912	—
Residential real estate	1,901	2,870	4,242	9,013	70,061	65,250	72
Other	1,027	535	1,737	3,299	55,664	58,963	936

Total	$41,559	$30,136	$131,415	$203,110	$2,332,060	$2,521,346	$2,554

Restricted Equity Investments	12 Months Ended
Dec. 31, 2011
Restricted Equity Investments [Abstract]
RESTRICTED EQUITY INVESTMENTS

7. RESTRICTED EQUITY INVESTMENTS

The Company, through the Bank, is a member of the FRB, the FHLBNY and Atlantic Central Bankers Bank, and is required to maintain an investment in the capital stock of each. These investments are restricted in that they can only be redeemed by the issuer at par value. These securities are carried at cost and the Company did not identify any events or changes in circumstances that may have had an adverse effect on the value of the investment in accordance with FASB ASC 942, Financial Services — Depository and Lending. As of December 31, 2011, management does not believe that an impairment of these holdings exists and expects to recover the entire cost of these securities.

The Company’s restricted equity investments at December 31, 2011 and 2010 were as follows:

RESTRICTED EQUITY INVESTMENTS

	September 30,	September 30,
December 31,	2011	2010
FRB stock	$10,536	$12,101
FHLBNY stock	5,142	5,341
Atlantic Central Bankers Bank stock	148	148

Total	$15,826	$17,590

Bank Properties and Equipment	12 Months Ended
Dec. 31, 2011
Bank Properties and Equipment [Abstract]
BANK PROPERTIES AND EQUIPMENT

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

	September 30,	September 30,
December 31,	2011	2010
Land	$9,193	$10,459
Buildings	31,689	27,561
Capital lease	8,630	8,630
Leasehold improvements and equipment	42,899	39,575

Total bank properties and equipment	92,411	86,225
Accumulated depreciation	(37,655)	(32,797)

Bank properties and equipment, net	$54,756	$53,428

The Company recognized depreciation expense of $6.3 million, $5.4 million and $4.8 million for the years ended December 31, 2011, 2010 and 2009, respectively.

On occasion, the Company engages construction related services from companies affiliated with certain directors under separate agreements with the Company. The Company did not engage in any construction related services with related parties during 2011 or 2010.

Real Estate Owned	12 Months Ended
Dec. 31, 2011
Real Estate Owned [Abstract]
REAL ESTATE OWNED

9. REAL ESTATE OWNED

Real estate owned consisted of the following:

SUMMARY OF REAL ESTATE OWNED

	September 30,	September 30,
December 31,	2011	2010
Commercial properties	$1,777	$1,261
Residential properties	1,683	497
Bank properties	1,560	2,155

Total	$5,020	$3,913

SUMMARY OF REAL ESTATE OWNED ACTIVITY

	September 30,	September 30,	September 30,	September 30,
	Underlying Property
At or for the year ended December 31, 2011	Commercial Properties	Residential Properties	Bank Properties	Total
Balance, beginning of year	$1,261	$497	$2,155	$3,913
Transfers into real estate owned	809	2,535	—	3,344
Transfers into operations	—	—	—	—
Sale of real estate owned	(33)	(1,349)	(189)	(1,571)
Write down of real estate owned	(260)	—	(406)	(666)
Other	—	—	—	—

Balance, end of year	$1,777	$1,683	$1,560	$5,020

During 2011, the Company transferred $3.3 million in book value of loans into real estate owned, including four commercial properties aggregating $809 thousand and nine residential properties for $2.5 million. In 2011, the Company recorded $666 thousand of write-downs of real estate owned, including $406 thousand on the carrying value of five bank properties and $260 thousand on the carrying value of two commercial properties. There was one commercial property, one bank property and five residential properties, with carrying amounts of $33 thousand, $189 thousand and $1.3 million, respectively, sold during the year ended December 31, 2011, which resulted in a net gain of $26 thousand, which is included in real estate owned expense, net in the consolidated statements of operations. At December 31, 2011, the Company maintained 18 properties in the real estate owned portfolio, five of which are former bank branches.

Expenses applicable to real estate owned include the following:

REAL ESTATE OWNED EXPENSES, NET

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Net (gain) loss on sales of real estate	$(26)	$(18)	$66
Write-down of real estate owned	667	383	950
Operating expenses, net of rental income	545	436	139

Total	$1,186	$801	$1,155

Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2011
Goodwill and Intangible Assets [Abstract]
GOODWILL AND INTANGIBLE ASSETS

10. GOODWILL AND INTANGIBLE ASSETS

In accordance with FASB ASC 280, the Company tests goodwill for impairment annually at year end and the current year analysis was performed at December 31, 2011.

In performing step one of the impairment analysis as defined by FASB ASC 280, the market value assigned to the Company’s stock was based upon an acquisition value relative to recent acquisition transactions by companies in the Company’s geographic proximity and comparable size. The acquisition value is sensitive to both the fluctuation of the Company’s stock price and the stock price of peer companies. The analysis resulted in an estimated Company fair value above its carrying value, and therefore the Company was deemed to have no goodwill impairment during 2011. During the year ended December 31, 2010, the Company recorded a goodwill impairment charge of $89.7 million.

The Company has a core deposit premium intangible asset that resulted from previous acquisitions. The carrying value of this asset was $6.9 million, $10.6 million, and $14.3 million, at December 31, 2011, 2010 and 2009, respectively. The Company incurred amortization expense of $3.7 million, $3.7 million and $4.5 million on its core deposit intangible during the years ended December 31, 2011, 2010 and 2009, respectively.

Information regarding the Company’s expected amortization expense is as follows:

AMORTIZATION OF INTANGIBLE ASSETS

September 30,
Amount
Expected for Years Ended December 31,
2012	3,685
2013	2,457
2014	805
2015	—
2016	—
Thereafter	—

Total	$6,947

Deposits	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
DEPOSITS

11. DEPOSITS

Deposits consist of the following major classifications:

SUMMARY OF DEPOSITS

	September 30,	September 30,
December 31,	2011	2010
Interest-bearing demand deposits	$1,244,590	$1,364,858
Non-interest-bearing demand deposits	527,796	498,082
Savings deposits	262,044	279,086
Time deposits under $100,000	376,369	480,993
Time deposits $100,000 or more	177,747	228,121
Brokered time deposits	79,431	89,320

Total	$2,667,977	$2,940,460

A summary of time deposits by year of maturity is as follows:

MATURITIES OF TIME DEPOSITS (1)

September 30,
Years Ended December 31,	Amount
2012	$512,805
2013	70,783
2014	37,315
2015	9,823
2016	2,248
Thereafter	573

Total	$633,547

(1)	Amounts include brokered time deposits.

A summary of interest expense on deposits is as follows:

SUMMARY OF INTEREST EXPENSE

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Savings deposits	$1,412	$2,283	$2,937
Time deposits	10,301	15,805	30,748
Interest-bearing demand deposits	7,024	10,692	10,672

Total	$18,737	$28,780	$44,357

Advances from the Federal Home Loan Bank of New York	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

12. ADVANCES FROM THE FEDERAL HOME LOAN BANK OF NEW YORK

At December 31, 2011 and 2010, the Company had fixed-rate advances from the FHLBNY of $2.7 million and $4.0 million, respectively, which mature through 2018. At December 31, 2011 and 2010, the interest rates on these fixed-rate advances from the FHLBNY ranged from 3.78% to 5.87% for both periods. The weighted average interest rate at December 31, 2011 and 2010 was 4.62% and 4.51%, respectively. Interest expense on advances from the FHLBNY was $153 thousand, $348 thousand and $715 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and are included in interest on funds borrowed on the consolidated statements of operations.

The contractual maturities of the Company’s fixed-rate advances from the FHLBNY at December 31, 2011 are as follows:

CONTRACTUAL MATURITIES OF ADVANCES FROM THE FHLBNY

September 30,
Years Ended December 31,	Amount
2012	$—
2013	1,466
2014	—
2015	—
2016	—
Thereafter	1,267

Total	$2,733

Securities Sold Under Agreements to Repurchase	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

13. SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

The Company has overnight repurchase agreements with customers, as well as term repurchase agreements with the FHLBNY. At December 31, 2011 and 2010, customer repurchase agreements were $5.7 million with an interest rate of 0.08% and $6.3 million with interest rate of 0.21%, respectively. Interest expense on customer repurchase agreements was $7 thousand, $30 thousand and $42 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for customer repurchase agreements consisted of U.S. Treasury notes or securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral was approximately equal to the amounts outstanding.

At December 31, 2011 and 2010, the Company had one FHLBNY repurchase agreement for $15.0 million with an interest rate of 4.84%. Interest expense on FHLBNY repurchase agreements was $737 thousand, $737 thousand and $748 thousand for the years ended December 31, 2011, 2010 and 2009, respectively, and is included in interest on funds borrowed on the consolidated statements of operations. Collateral for the FHLBNY repurchase agreements consists of securities issued or guaranteed by one of the U.S. Government sponsored agencies. The fair value of the collateral exceeded the amount outstanding at December 31, 2011, 2010 and 2009.

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2011, 2010 and 2009 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

	September 30,	September 30,	September 30,
At or for the Years Ended December 31,	2011	2010	2009
FHLBNY repurchase agreements outstanding at year end	$15,000	$15,000	$15,000
Weighted average interest rate at year end	4.84%	4.84%	4.84%
Approximate average amount outstanding during the year	$15,000	$15,000	$15,000
Approximate weighted average rate during the year	4.91%	4.91%	4.98%

Repurchase agreements with customers outstanding at year end	$5,668	$6,307	$18,677
Weighted average interest rate at year end	0.08%	0.21%	0.11%
Approximate average amount outstanding during the year	$6,659	$15,243	$17,997
Approximate weighted average rate during the year	0.10%	0.19%	0.23%

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2011 and 2010 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

	September 30,	September 30,
December 31,	2011	2010
FHLBNY repurchase agreements	$15,000	$15,000
Repurchase agreements with customers	$8,249	$20,249

Junior Subordinated Debentures Held by Trusts that Issued Capital Debt	12 Months Ended
Dec. 31, 2011
Junior Subordinated Debentures Held by Trusts that Issued Capital Debt [Abstract]
JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

14. JUNIOR SUBORDINATED DEBENTURES HELD BY TRUSTS THAT ISSUED CAPITAL DEBT

The Company has established Issuer Trusts that have issued guaranteed preferred beneficial interests in the Company’s junior subordinated debentures. These Issuer Trusts are variable interest entities under FASB ASC 810-10, Consolidation (“FASB ASC 810-10”).

In accordance with FASB ASC 810-10, all the Issuer Trusts outstanding at December 31, 2011 and 2010 are deconsolidated. The junior subordinated debentures issued by the Company to the Issuer Trusts at December 31, 2011 and 2010 of $92.8 million are reflected as junior subordinated debentures in the Company’s consolidated statements of financial condition. The Company records interest expense on the corresponding debentures in its consolidated statements of operations. The Company also recorded the common capital securities issued by the Issuer Trusts in other assets in its consolidated statements of financial condition at December 31, 2011 and 2010.

The following is a summary of the outstanding capital securities issued by each Issuer Trust and the junior subordinated debentures issued by the Company to each Issuer Trust as of December 31, 2011.

SUMMARY OF CAPITAL SECURITIES AND JUNIOR SUBORDINATED DEBENTURES

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
December 31, 2011	Capital Securities			Junior Subordinated Debentures
Issuer Trust	Issuance Date	Stated Value	Distribution Rate	Principal Amount	Maturity	Redeemable Beginning
Sun Capital Trust V	December 18, 2003	$15,000	3-mo LIBOR plus 2.80%	$15,464	December 30, 2033	December 30, 2008
Sun Capital Trust VI	December 19, 2003	25,000	3-mo LIBOR plus 2.80%	25,774	January 23, 2034	January 23, 2009
Sun Statutory Trust VII	January 17, 2006	30,000	3-mo LIBOR plus 1.35%	30,928	March 15, 2036	March 15, 2011
Sun Capital Trust VII	April 19, 2007	10,000	6.428% Fixed	10,310	June 30, 2037	June 30, 2012
Sun Capital Trust VIII	July 5, 2007	10,000	3-mo LIBOR plus 1.39%	10,310	October 1, 2037	October 1, 2012

		$90,000		$92,786

On January 23, 2009 and December 30, 2008 the capital securities of Sun Capital Trust VI and Sun Capital Trust V, respectively, became eligible for redemption. As a result of the current interest environment, the Company has elected not to call these securities; however the Company maintains the right to call these securities in the future on the respective payment anniversary dates.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the Federal Reserve Board. In March 2005, the Federal Reserve Board amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The Federal Reserve’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill, less any associated deferred tax liability. On March 16, 2009, the Federal Reserve Board extended for two years the ability of bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. Management currently operates under a capital plan for the Company and the Bank that is expected to allow the Company and the Bank to maintain regulatory capital levels at or above the levels set for them.

The Issuer Trusts are wholly owned unconsolidated subsidiaries of the Company and have no independent operations. The obligations of Issuer Trusts are fully and unconditionally guaranteed by the Company. The debentures are unsecured and rank subordinate and junior in right of payment to all indebtedness, liabilities and obligations of the Company. Interest on the debentures is cumulative and payable in arrears. Proceeds from any redemption of debentures would cause a mandatory redemption of capital securities having an aggregate liquidation amount equal to the principal amount of debentures redeemed.

Sun Statutory Trust VII has a fixed rate of 6.24% for a period of five years from the date of issuance and beginning in year six a variable rate of London Interbank Offered Rate (“LIBOR”) plus 1.35%. Sun Capital Trust VII has a fixed rate of 6.428% for a period of five years from the date of issuance and beginning in year six a variable rate of LIBOR plus 1.53%. Sun Capital Trust V, Sun Capital Trust VI, Sun Statutory Trust VII, Sun Capital Trust VII and Sun Capital Trust VIII do not have interest rate caps.

The Company has customarily relied on dividend payments from the Bank to fund junior subordinated debenture interest obligations. The amount available for payment of dividends to the Company by the Bank was $0 as of December 31, 2011 and no dividends may be paid by the Bank without OCC approval. Per the OCC Agreement, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC. See Note 23 for additional information on dividend limitations.

Stock-Based Incentive Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
STOCK-BASED INCENTIVE PLANS

15. STOCK-BASED INCENTIVE PLANS

In September 2010, the Board of Directors of the Company adopted a Stock-Based Incentive Plan (the “2010 Plan”). The purpose of the 2010 Plan, as is all of the Company’s stock-based plans, is to attract and retain personnel for positions of substantial responsibility and to provide additional incentive to officers, employees, directors, and other persons providing services to the Company, or any present or future parent or subsidiary of the Company to promote the long-term interests of the Company and its shareholders. The 2010 Plan authorizes the issuance of 4,900,000 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The maximum number of Stock Awards may not exceed 1,400,000 shares. Under the 2010 Plan, Options expire ten years after the date of grant, unless terminated earlier under the option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2011, there were 226,000 options and no awards granted under the 2010 Plan.

In September 2010, the Board of Directors of the Company adopted a Performance Equity Plan (the “2010 Performance Plan”). The 2010 Performance Plan authorizes the issuance of 2,700,000 shares of common stock pursuant to awards that may be granted in the form of Options at an exercise price which is 110% of the fair market value of the Company’s common stock on the date of grant. The purpose of the 2010 Performance Plan is to establish an effective link between incentive compensation and performance for officers and employees with the Company’s stockholders by rewarding actions that result in building long-term shareholder value. Under the 2010 Performance Plan, Options expire ten years after the date of grant, unless terminated earlier under the option terms. For Options, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. At December 31, 2011, there were no options or stock awards granted under the 2010 Performance Plan.

The 2004 Stock Plan, as amended in 2009, (the “2004 Plan”), authorizes the issuance of 2,500,425 shares of common stock pursuant to awards that may be granted in the form of options to purchase common stock (“Options”) and awards of shares of common stock (“Stock Awards”). The maximum number of stock awards that may be granted over time may not exceed 761,101 shares. At December 31, 2011, the amount of shares of common stock available for future grants under the 2004 Plan, as amended, was 170,087 shares, of which 9,495 shares are available for issuance as stock awards. Under the 2004 Plan, options expire 10 years after the date of grant, unless terminated earlier under the option terms. For both Options and Stock Awards, a Committee of non-employee directors has the authority to determine the conditions upon which the options granted will vest. Each director and advisory director of the Company received compensation in the form of stock awards which were immediately vested upon issuance. There were 0, 220,534 and 241,358 stock awards issued from the 2004 Plan for the years ended December 31, 2011, 2010 and 2009, respectively. The Company granted 16,500, 763,994 and 146,907 options for the years ended December 31, 2011, 2010 and 2009, respectively, under the 2004 Plan. These options were granted at the then fair market value of the Company’s stock. During 2011, there were 16,500 options granted under the 2004 Plan which vest evenly over four years beginning two years after the date of grant. During 2010, there were 503,300 options granted under the 2004 Plan which vested 25% immediately and the remaining 75% evenly over three years, 94,657 options granted which vest evenly over five years, 75,000 options granted that vest 100% two years after the date of grant, 47,037 options granted which vested immediately, and 44,000 options granted which vest evenly over four years beginning two years after the date of grant. During 2009, there were 26,907 options granted which vest over four years at a rate of 33.3% over the first two years and the remaining 66.7% evenly over the remaining two years, and 120,000 options granted that vest 100% two years after the date of grant. There are 1,485,406 options outstanding and 178,819 non-vested restricted stock awards under the 2004 Plan at December 31, 2011.

In January 2006, as a result of the Advantage Bank (“Advantage”) acquisition, the Company assumed stock options previously granted under the Advantage Plans. Upon merger, all stock options under the Advantage Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that may be purchased pursuant to any such option is equal to the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Advantage Plans are both incentive and non-qualified and expire from 2012 through 2014. There are 4,348 stock options outstanding under these plans at December 31, 2011. No additional stock options will be granted under these plans.

In July 2004, as a result of the acquisition of Community Bancorp of New Jersey (“Community”), the Company assumed stock options previously granted under the Community Plans. Upon merger, all stock options under the Community Plans became fully vested and were converted to stock options of the Company. The number of shares of common stock that may be purchased pursuant to any such option is equal to the number of shares covered by the option multiplied by the merger exchange ratio, with the exercise price of each converted option equal to the original exercise price divided by the merger exchange ratio. Stock options previously granted under the Community Plans are both incentive and non-qualified and expire from 2011 through 2012. There are 23,522 stock options outstanding under these plans at December 31, 2011. No additional stock options will be granted under these plans.

Options granted under the 2002 Stock Option Plan (the “2002 Plan”) may be either qualified incentive options or nonqualified options as determined by the Compensation Committee of the Board of Directors or the Board of Directors. The 2002 Plan authorizes the issuance of 1,108,089 shares of common stock. The grant of reload options is authorized under the 2002 Plan. The award of a reload option allows the optionee to receive the grant of an additional stock option, at the then current market price, in the event that such optionee exercises all or part of an option (an “original option”) by surrendering already owned shares of common stock in full or partial payment of the option price under such original option. The exercise of an additional option issued in accordance with the reload feature will reduce the total number of shares eligible for award under the Plan. Under the 2002 Plan, the nonqualified options expire ten years and ten days after the date of grant, unless terminated earlier under the option terms. The qualified incentive options expire 10 years after the date of grant, unless terminated earlier under the option terms. The vesting provision of the 2002 Plan generally allows 20% of options granted to employees to vest six months after the date of grant, and 20% for each of the next four anniversaries of the grant, subject to employment and other conditions. The vesting provision of the 2002 Plan generally allows options granted to directors to vest as of the date of grant. At December 31, 2011, there were 780,038 options outstanding with the reload feature under the 2002 Plan and 14,604 shares available for grant.

In 2007, the 1997 Stock Option Plan (the “1997 Plan”) expired. As such, no additional options are permitted to be granted from this plan. Options granted under the 1997 Plan may be either qualified incentive options or nonqualified options as determined by the Compensation Committee of the Board of Directors or the Board of Directors. Under the 1997 Plan, the nonqualified options expire 10 years and 10 days after the date of grant, unless terminated earlier under the option terms. The incentive options expire ten years after the date of grant, unless terminated earlier under the option terms. The vesting provision of the 1997 Plan generally allows for 50% of options to vest one year after the date of grant, and 50% two years after the date of grant, subject to employment and other conditions. At December 31, 2011, there were 326,263 options outstanding with the reload feature under the 1997 Plan. All shares granted under the 1997 Plan were fully vested as of December 31, 2010.

There are no equity compensation plans providing for the issuance of shares of the Company which were not approved by the shareholders.

Options outstanding under the 1997, 2002, 2004, 2010, Community Plans and Advantage Plans are as follows:

SUMMARY OF STOCK OPTIONS GRANTED AND OUTSTANDING (1)

	September 30,	September 30,	September 30,
	Incentive	Nonqualified	Total
Stock options granted and outstanding:
December 31, 2011 at prices ranging from $3.09 to $17.49 per share	1,012,612	1,815,465	2,828,077
December 31, 2010 at prices ranging from $3.51 to $17.49 per share	887,319	1,840,820	2,728,139
December 31, 2009 at prices ranging from $3.54 to $17.49 per share	846,377	1,353,234	2,199,611

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

Activity in the stock option plans for the years ended December 31, 2011, 2010 and 2009, respectively was as follows:

SUMMARY OF STOCK OPTION ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Stock options outstanding, beginning of year	2,728,139	$8.29	2,199,611	$9.51	2,645,869	$9.78
Granted	242,500	4.28	763,994	4.77	146,907	3.72
Exercised	—	—	—	—	—	—
Forfeited	(63,095)	4.84	(29,521)	8.16	(21,075)	15.31
Expired	(79,467)	11.39	(205,945)	8.27	(572,090)	9.04

Stock options outstanding, end of year	2,828,077	$7.94	2,728,139	$8.29	2,199,611	$9.51

Stock options exercisable, end of year	2,037,549	$8.73	1,750,189	$9.37	1,602,248	$9.19

Stock options vested or expected to vest (2)	2,599,466	$7.98

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

(2)	Includes vested shares and nonvested shares after a forfeiture rate assumption, which is based upon historical data, is applied.

The weighted average grant date fair value per share of options granted during the years ended December 31, 2011, 2010 and 2009 were $2.11, $2.75 and $1.56, respectively. The aggregate intrinsic value of options outstanding at December 31, 2011, 2010 and 2009 was $0, $284 thousand and $25 thousand, respectively.

No options were exercised during 2011, 2010 or 2009. The aggregate intrinsic value of options exercisable at December 31, 2011, 2010 and 2009 was $0.

A summary of the Company’s nonvested options at December 31, 2011, 2010 and 2009, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK OPTION ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock options outstanding, beginning of year	977,950	$6.38	597,363	$15.31	599,215	$13.22
Granted	242,500	4.28	763,994	4.77	146,907	3.72
Vested	(366,827)	6.29	(353,886)	17.82	(127,684)	15.18
Forfeited	(63,095)	4.84	(29,521)	8.16	(21,075)	15.31

Nonvested stock options outstanding, end of year	790,528	$5.90	977,950	$6.38	597,363	$10.39

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

At December 31, 2011, there was $1.3 million of total unrecognized compensation cost related to options granted under the stock option plans. That cost is expected to be recognized over a weighted average period of 2.4 years.

A summary of the Company’s nonvested stock awards at December 31, 2011, 2010 and 2009, respectively, are presented in the following table:

SUMMARY OF NONVESTED STOCK AWARD ACTIVITY (1)

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
Years Ended December 31,	2011		2010		2009
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested stock awards outstanding, beginning of year	309,481	$6.16	182,297	$7.67	105,976	$13.43
Issued	—	—	176,250	4.76	116,455	3.87
Vested	(110,973)	6.56	(48,066)	6.79	(24,520)	14.44
Forfeited	(19,689)	4.83	(1,000)	3.54	(15,614)	7.88

Nonvested stock awards outstanding, end of year	178,819	$6.05	309,481	$6.16	182,297	$7.67

(1)	Data is adjusted for a 5% stock dividend issued in May 2009.

During 2011, 2010 and 2009, the Company issued 0, 176,250 and 116,455 shares of stock awards, respectively, that were valued at $0, $839 thousand and $451 thousand, respectively, at the time these awards were granted. The value of these shares is based upon the closing price of the Company’s common stock on the date of grant. At December 31, 2011, there was $371 thousand of total unrecognized compensation cost related to these stock awards that is expected to be recognized over a weighted average period of 1.5 years. The total compensation expense recognized on stock awards which vested during 2011 was $550 thousand.

Employee and Director Stock Purchase Plans	12 Months Ended
Dec. 31, 2011
Stock-Based Incentive Plans and Employee and Director Stock Purchase Plans [Abstract]
EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

16. EMPLOYEE AND DIRECTOR STOCK PURCHASE PLANS

In 1997, the Company adopted an Employee Stock Purchase Plan (“ESPP”) and a Directors Stock Purchase Plan (“DSPP”) (collectively, the “Purchase Plans”). Under the ESPP and the DSPP, as amended and restated in 2009, 323,254 shares and 119,216 shares, respectively, were reserved for issuance. Under the terms of the Purchase Plans, the Company grants participants an option to purchase shares of Company common stock with an exercise price equal to 95% of market prices. Under the ESPP, employees are permitted, through payroll deduction, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Under the DSPP, directors are permitted to remit funds, on a regular basis, to purchase up to $25,000 of fair market value of the Company’s common stock per year. Participants incur no brokerage commissions or service charges for purchases made under the Purchase Plans. For the years ended December 31, 2011 and 2010, there were 36,167 shares and 25,321 shares, respectively, purchased through the ESPP. For the years ended December 31, 2011 and 2010, there were 15,538 shares and 11,497 shares, respectively, purchased through the DSPP. At December 31, 2011, there were 141,855 and 18,077 shares remaining in the ESPP and DSPP, respectively.

Benefits	12 Months Ended
Dec. 31, 2011
Benefits [Abstract]
BENEFITS

17. BENEFITS

The Company has established a 401(k) Retirement Plan (the “401(k) Plan”) for all qualified employees. Employees are eligible to participate in the 401(k) Plan following completion of 90 days of service and attaining age 21. The Company’s match begins after one year of service. Vesting in the Company’s match contribution accrues evenly over four years. Pursuant to the 401(k) Plan, employees can contribute up to 75% of their compensation to the maximum allowed by law. The Company will match 50% of the first 6% of the base contribution that an employee contributes. The Company match consists of a contribution of the Company’s common stock, at market value. The Company’s contribution to the 401(k) Plan was $644 thousand, $641 thousand and $682 thousand for the years ended December 31, 2011, 2010 and 2009, respectively.

In April 2009, the Company established the Directors’ Deferred Fee Plan, a deferred stock compensation plan for members of its Board of Directors (the “Directors’ Plan”). The Directors’ Plan provides Directors with the opportunity to defer, for tax planning purposes, receipt of all or a portion of any Sun Bancorp, Inc. stock earned as compensation. The Directors’ Plan balance as of December 31, 2011 and 2010 was $193 thousand and $234 thousand, respectively.

In September 2010, in an effort to facilitate the succession plan of the Company’s Chairmanship, the Company established a Salary Continuation Plan (the “Salary Plan”) to compensate the Chairman of the Company for advising the incoming Chairman and the Board of Directors, as well as reward him for his many years of service to the Company. Under the Salary Plan, for a period of three years, the Chairman will receive a monthly payment equal to his base salary in effect and due to him at retirement. At December 31, 2011, the Company had an accrued liability of $1.1 million in other liabilities on the consolidated statements of financial condition related to the Salary Plan.

Commitments and Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Commitments and Contingent Liabilities [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

18. COMMITMENTS AND CONTINGENT LIABILITIES

The Company, from time to time, may be a defendant in legal proceedings related to the conduct of its business. Management, after consultation with legal counsel, believes that the liabilities, if any, arising from such litigation and claims will not be material to the consolidated financial statements.

Letters of Credit. In the normal course of business, the Company has various commitments and contingent liabilities, such as customers’ letters of credit (including standby letters of credit of $51.9 million and $57.5 million at December 31, 2011 and 2010, respectively), which are not reflected in the accompanying consolidated financial statements. Standby letters of credit are conditional commitments issued by the Company to guarantee the performance of a customer to a third party. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loan facilities to customers. In the judgment of management, the financial condition of the Company will not be affected materially by the final outcome of any letters of credit.

Reserve for Unfunded Commitments. The Company maintains a reserve for unfunded loan commitments and letters of credit which is reported in other liabilities in the consolidated statements of financial condition consistent with FASB ASC 825, Financial Instruments. As of December 31, 2011, the Company records estimated losses inherent with unfunded loan commitments in accordance with FASB ASC 450, Contingencies, and estimated future obligations under letters of credit in accordance with FASB ASC 460, Guarantees. The methodology used to determine the adequacy of this reserve is integrated in the Company’s process for establishing the allowance for loan losses and considers the probability of future losses and obligations that may be incurred under these off-balance sheet agreements. The reserve for unfunded loan commitments and letters of credit as of December 31, 2011 and 2010 was $381 thousand and $1.5 million, respectively. Management believes this reserve level is sufficient to absorb estimated probable losses related to these commitments.

Leases. The following is a schedule of the Company’s future minimum lease payments under capital leases as of December 31, 2011:

FUTURE MINIMUM LEASE PAYMENTS UNDER OBLIGATIONS UNDER CAPITAL LEASES

September 30,
Years Ended December 31,	Amount
2012	$776
2013	776
2014	776
2015	797
2016	839
Thereafter	8,658

Total minimum lease payments	12,622
Less: Amount representing interest	4,753

Present value of minimum lease payment, net	$7,869

The following table shows future minimum payments under noncancelable operating leases with initial terms of one year or more at December 31, 2011. Future minimum receipts under sub-lease agreements are deemed not material.

FUTURE MINIMUM PAYMENTS UNDER NONCANCELABLE OPERATING LEASES

September 30,
Years Ended December 31,	Amount
2012	$4,138
2013	3,987
2014	3,439
2015	3,290
2016	3,199
Thereafter	25,389

Total minimum lease payments	$43,442

Rental expense, which is included in occupancy expense on the Company’s consolidated statements of operations for all leases was $4.5 million, $4.5 million and $4.4 million for the years ended December 31, 2011, 2010 and 2009, respectively.

Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2011
Derivative Instruments and Hedging Activities [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

19. DERIVATIVE INTRUMENTS AND HEDGING ACTIVITIES

Derivative financial instruments involve, to varying degrees, interest rate, market and credit risk. The Company manages these risks as part of its asset and liability management process and through credit policies and procedures. The Company seeks to minimize counterparty credit risk by establishing credit limits and collateral agreements. The Company utilizes certain derivative financial instruments to enhance its ability to manage interest rate risk that exists as part of its ongoing business operations. In general, the derivative transactions entered into by the Company fall into one of two types: a fair value hedge of a specific fixed-rate loan agreement and an economic hedge of a derivative offering to a Bank customer. The Company does not use derivative financial instruments for trading purposes.

Fair Value Hedges—Interest Rate Swaps. The Company has entered into interest rate swap arrangements to exchange the periodic payments on fixed-rate commercial loan agreements for variable-rate payments based on the one-month London Interbank Offered Rate (“LIBOR”) without the exchange of the underlying principal. The interest rate swaps are designated as fair value hedges under FASB ASC 815, Derivatives and Hedging (“FASB ASC 815”), and are executed for periods and terms that match the related underlying fixed-rate loan agreements. The Company applies the “shortcut” method of accounting under FASB ASC 815, which assumes there is no ineffectiveness as changes in the interest rate component of the swaps’ fair value are expected to exactly offset the corresponding changes in the fair value of the underlying commercial loan agreements. Because the hedging arrangement is considered highly effective, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820, Fair Value Measurements and Disclosures (“FASB ASC 820”). The fair value adjustments related to credit quality were not material as of December 31, 2011 and 2010.

The following tables provide information pertaining to interest rate swaps designated as fair value hedges under FASB ASC 815 at December 31, 2011 and 2010:

SUMMARY OF INTEREST RATE SWAPS DESIGNATED AS FAIR VALUE HEDGES

	September 30,	September 30,	September 30,	September 30,
December 31,	2011		2010
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other liabilities	$33,663	$(4,489)	$39,663	$(4,721)

SUMMARY OF INTEREST RATE SWAPS COMPONENTS

	September 30,	September 30,
December 31,	2011	2010
Weighted average pay rate	6.83%	6.83%
Weighted average receive rate	2.27%	2.27%
Weighted average maturity in years	3.4	4.2

Customer Derivatives – Interest Rate Swaps/Caps. The Company enters into interest rate swaps that allow our commercial loan customers to effectively convert a variable-rate commercial loan agreement to a fixed-rate commercial loan agreement. Under these agreements, the Company enters into a variable-rate loan agreement with a customer in addition to an interest rate swap agreement, which serves to effectively swap the customer’s variable-rate loan into a fixed-rate loan. The Company then enters into a corresponding swap agreement with a third party in order to economically hedge its exposure on the variable and fixed components of the customer agreement. The interest rate swaps with both the customers and third parties are not designated as hedges under FASB ASC 815 and are marked to market through earnings. As the interest rate swaps are structured to offset each other, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820. The Company recognized a positive fair value credit adjustment of $2.0 million during the year ended December 31 2011 and charges of $1.9 million and $53 thousand during the years ended December 31, 2010 and 2009, respectively. These amounts are included in the derivative credit valuation adjustment in the consolidated statements of operations.

SUMMARY OF INTEREST RATE SWAPS NOT DESIGNATED AS HEDGING INSTRUMENTS

	September 30,	September 30,	September 30,	September 30,
December 31,	2011		2010
Balance Sheet Location	Notional	Fair Value	Notional	Fair Value
Other assets	$400,311	$50,355	$520,921	$56,637
Other liabilities	400,311	(50,462)	520,921	(58,779)

In addition, the Company has entered into an interest rate floor sale transaction with one commercial customer. The Company entered into a corresponding interest rate floor purchase transaction with a third party in order to offset its exposure on the variable and fixed components of the customer agreement. As the interest rate floors with both the customer and the third party are not designated as hedges under FASB ASC 815, the instruments are marked to market through earnings. As the interest rate floors are structured to offset each other, changes to the underlying benchmark interest rates considered in the valuation of these instruments do not result in an impact to earnings; however, there may be fair value adjustments related to credit quality variations between counterparties, which may impact earnings as required by FASB ASC 820. The combined notional amount of the two interest rate caps was $16.6 million and $17.2 million at December 31, 2011 and December 31, 2010, respectively.

The Company has an International Swaps and Derivatives Association agreement with a third party that requires a minimum dollar transfer amount upon a margin call. This requirement is dependent on certain specified credit measures. The amount of collateral posted with the third party at December 31, 2011 and 2010 was $62.6 million and $78.0 million, respectively. The amount of collateral posted with the third party is deemed to be sufficient to collateralize both the fair market value change as well as any additional amounts that may be required as a result of a change in the specified credit measures. The aggregate fair value of all derivative financial instruments in a liability position with credit measure contingencies and entered into with the third party was $55.0 million and $63.5 million at December 31, 2011 and 2010, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

20. INCOME TAXES

The income tax expense (benefit) consists of the following:

SUMMARY OF INCOME TAX EXPENSE (BENEFIT)

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Current	$10	$(11,020)	$(2,855)
Deferred	—	20,342	(13,520)

Income tax provision (benefit)	$10	$9,322	$(16,375)

Items that gave rise to significant portions of the deferred tax accounts are as follows:

DETAILS OF DEFERRED TAX (LIABILITY) ASSET, NET

	September 30,	September 30,
December 31,	2011	2010
Deferred tax asset:
Allowance for loan losses	$17,319	$33,988
Goodwill amortization	3,263	5,437
Unrealized loss on investment securities	—	4,245
Impairments realized on investment securities	490	687
Fixed assets	1,588	169
Net operating loss carry forwards	66,334	20,322
Alternative minimum tax credits	1,975	1,975
Other	3,804	3,736

Total deferred tax asset before valuation allowance	94,773	70,559

Less: valuation allowance	(91,416)	(61,892)
Deferred tax liability:
Core deposit intangible amortization	1,203	1,987
Unrealized gain on investment securities	432	—
Deferred loan costs	1,817	2,075
Other	337	360
Total deferred tax liability	3,789	4,422

Net deferred tax (liability) asset	$(432)	$4,245

The Company has $152.2 million of federal net operating loss carryforwards at December 31, 2011 of which $38.8 will expire in 2030 and $113.5 will expire in 2031. The Company also has $223.8 million of state net operating loss carryforwards at December 31, 2011 of which $2.9 million expire in 2015, $37.1 million expire in 2029, $74.7 million expire in 2030 and $109.0 million expire in 2031.

During the year ended December 31, 2010, the Company established a valuation allowance of $61.9 million against the net deferred tax asset after concluding that it was more likely than not that the full deferred tax asset would not be realized. Management considered all positive and negative evidence regarding the ultimate ability to fully realize the deferred tax assets, including past operating results and the forecast of future taxable income. The valuation allowance was recorded at December 31, 2011 and 2010 because of these considerations as well as the fact that the Company is a three-year cumulative loss company. At December 31, 2011, the valuation allowance was $91.4 million. The net deferred tax liability of $432 thousand relates to unrealized gains on investment securities.

The provision for income taxes differs from that computed at the statutory rate as follows:

RECONCILIATION OF FEDERAL STATUTORY INCOME TAX

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	2011		2010		2009
Years Ended December 31,	Amount	%	Amount	%	Amount	%
Loss before income taxes	$(67,495)		$(176,096)		$(33,506)
Tax computed at statutory rate	(23,624)	35.0%	(61,634)	35.0%	(11,727)	35.0%
(Decrease) increase in charge resulting from:
State taxes, net of federal benefit	(3,949)	5.9	(8,514)	4.8	(2,671)	8.0
Tax exempt interest (net)	(900)	1.3	(1,233)	0.7	(1,371)	4.1
BOLI	(1,037)	1.5	(726)	0.4	(787)	2.4
Nondeductible goodwill	—	—	18,980	(10.8)	—	—
Valuation allowance	29,524	(43.7)	61,892	(35.1)
Other, net	(4)	0.0	557	(0.3)	181	(0.6)

Total income tax expense (benefit)	$10	0.0%	$9,322	(5.3)%	$(16,375)	48.9%

FASB ASC 740 clarifies the accounting for income taxes by prescribing a minimum probability threshold that a tax position must meet before a financial statement benefit is recognized. The minimum threshold is defined in ASC 740 as a tax position that is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that has greater than 50% likelihood of being realized upon ultimate settlement. ASC 740 was applied to all existing tax positions upon initial adoption. There was no liability for uncertain tax positions and no known unrecognized tax benefits at December 31, 2011 or 2010.

The Company recognizes, when applicable, interest and penalties related to unrecognized tax benefits in the provision for income taxes in the results of operations. As of December 31, 2011, the tax years ended December 31, 2008 through 2010 were subject to examination by the Internal Revenue Service (the “IRS”), while the tax years ended December 31, 2007 through 2010 were subject to state examination. The IRS completed its examination of the Company’s 2005 and 2006 tax returns during 2008 which did not result in any material change to the Company’s tax position. As of December 31, 2011, an IRS audit of tax years 2008 through 2010 was in process. In February 2012, the State of New Jersey initiated an audit of tax years 2007 through 2010.

Securities Purchase Agreements	12 Months Ended
Dec. 31, 2011
Securities Purchase Agreements [Abstract]
SECURITIES PURCHASE AGREEMENTS

21. SECURITIES PURCHASE AGREEMENTS

On July 7, 2010, the Company entered into securities purchase agreements with WLR SBI AcquisitionCo, LLC, an affiliate of WL Ross & Co. LLC (“WL Ross”), members and affiliates of the Bank’s founding Brown Family (the “Brown Family”), certain affiliates of Siguler Guff & Company, LP (the “Siguler Guff Shareholders”) and certain other institutional and accredited investors (the “Other Investors”). On September 22, 2010, the Company completed the issuance and sale of 4,672,750 shares of its common stock and 88,009 shares of its Mandatorily Convertible Cumulative Non-Voting Perpetual Stock, Series B (the “Series B Preferred Stock”) for net proceeds of $98.5 million. At the Company’s Annual Meeting of Shareholders held on November 1, 2010, its shareholders approved an amendment to our Amended and Restated Certificate of Incorporation allowing for the conversion of the 88,009 shares of Series B Preferred Stock into 22,002,250 shares of common stock at a conversion price of $4.00 per share.

On March 22, 2011, the Company completed a public offering of 28,750,000 shares of common stock at a public offering price of $3.00 per share, which included the full exercise of the over-allotment option granted to the underwriters to purchase an additional 3,750,000 shares of common stock. After deducting the underwriting discount and offering expenses payable by the Company, the net proceeds were $81.4 million. The Company’s three largest shareholders, WL Ross, Siguler Guff, and the Brown Family, along with certain officers and directors, purchased an aggregate of 10,193,224 shares in the offering. WL Ross and the Siguler Guff Shareholders maintained their percentage interest in the Company in the offering. Pursuant to the terms of the securities purchase agreements entered into between WL Ross, the Siguler Guff Shareholders, the Brown Family and the Company in connection with the private placement of Company securities in July 2010, each of these investors was entitled to purchase shares in the offering at $2.85 per share which represented the public offering price less the underwriting discount of $0.15 per share paid to the underwriters on the other shares sold.

On April 11, 2011, the Company issued and sold in a private placement transaction an additional 3,802,131 shares at $2.85 per share totaling $10.8 million in additional stock proceeds pursuant to the exercise of gross-up rights contained in the previously executed security purchase agreements with the three investors noted above. The gross-up rights were triggered by the underwriters’ exercise of the over-allotment option in the public offering. On August 8, 2011, the Company issued approximately 2,378,232 additional shares at $2.85 per share totaling $6.8 million in stock proceeds pursuant to the exercise of gross-up rights. The transactions were triggered pursuant to the gross-up rights issued to Anchorage Capital Group, LLC (“Anchorage”), in connection with its purchase of shares in the public offering.

Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Loss Per Common Share [Abstract]
LOSS PER COMMON SHARE

22. LOSS PER COMMON SHARE

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Net (loss) income	$(67,505)	$(185,418)	$(17,131)
Preferred stock dividend and discount accretion	—	—	5,351

Net (loss) income available to common shareholders	$(67,505)	$(185,418)	$(22,482)

Average common shares outstanding	76,653,990	28,258,953	23,134,424
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	76,653,990	28,258,953	23,134,424

(Loss) earnings per share – basic	$(0.88)	$(6.56)	$(0.97)
(Loss) earnings per share – diluted	$(0.88)	$(6.56)	$(0.97)

Dilutive common stock equivalents	—	—	—
Average exercise price	$—	$—	$—
Average market price – diluted	$—	$—	$—

Weighted average common stock equivalents outstanding totaled 3.1 million, 2.6 million and 3.2 million at December 31, 2011, 2010 and 2009, respectively, which were not included in the computation of diluted earnings per share as a result of the stock options’ exercise prices or stock awards’ value at issuance being greater than the average market price of the Company’s common shares for the respective periods.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Deposits, Advances from the Federal Home Loan Bank of New York, Securities Sold Under Agreements to Repurchase and Regulatory Matters [Abstract]
REGULATORY MATTERS

23. REGULATORY MATTERS

The Company is subject to risk-based capital guidelines adopted by the Federal Reserve Board for bank holding companies. The Bank is also subject to similar capital requirements adopted by the OCC. Under the requirements the federal bank regulatory agencies have established quantitative measures to ensure that minimum thresholds for Total Capital, Tier 1 Capital and Leverage (Tier 1 Capital divided by average assets) ratios (set forth in the table below) are maintained. Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Company’s and the Bank’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company and the Bank must meet specific capital guidelines that involve quantitative measures of their assets and certain off-balance sheet items as calculated under regulatory practices.

The Company’s and Bank’s capital amounts and classifications are also subject to qualitative judgments by the federal bank regulators about components, risk weightings and other factors. The Company’s and the Bank’s risk-based capital ratios have been computed in accordance with regulatory practices. The Company and the Bank were in compliance with these regulatory capital requirements of the Federal Reserve Board and the OCC as of December 31, 2011. As discussed below and elsewhere herein, additional capital requirements have been imposed on the Bank by the OCC, which the Bank was also in full compliance with as of December 31, 2011.

On April 15, 2010, the Bank entered into the OCC Agreement which contained requirements to develop and implement a profitability and capital plan which will provide for the maintenance of adequate capital to support the Bank’s risk profile in the current economic environment. The capital plan was also required to contain a dividend policy allowing dividends only if the Bank is in compliance with the capital plan, and obtains prior approval from the OCC. During the second quarter of 2010, the Company delivered its profit and capital plans to the OCC.

The Bank also agreed to: (a) implement a program to protect the Bank’s interest in criticized or classified assets, (b) review and revise the Bank’s loan review program; (c) implement a program for the maintenance of an adequate allowance for loan losses; and (d) revise the Bank’s credit administration policies. During the second quarter of 2010, the Company revised and implemented changes to policies and procedures pursuant to the Agreement. As noted earlier in this section, the Bank also agreed that its brokered deposits will not exceed 3.5% of its total liabilities unless approved by the OCC. Management does not expect this restriction will limit its access to liquidity as the Bank does not rely on brokered deposits as a major source of funding. As of December 31, 2011, the Bank’s brokered deposits represented 2.8% of its total liabilities.

The Bank is also subject to individual minimum capital ratios established by the OCC for the Bank requiring to continue to maintain a Leverage ratio at least equal to 8.50% of adjusted total assets, to continue to maintain a Tier 1 Capital ratio at least equal to 9.50% of risk-weighted assets and to maintain a Total Capital ratio at least equal to 11.50% of risk-weighted assets. At December 31, 2011, the Bank met all of the three capital ratios established by the OCC as our Leverage ratio was 9.64%, our Tier 1 Capital ratio was 12.13%, and our Total Capital ratio was 13.39%.

The following table provides both the Company’s and the Bank’s risk-based capital ratios as of December 31, 2011 and 2010.

REGULATORY CAPITAL LEVELS

	September 30,	September 30,	September 30,	September 30,	September 30,	September 30,
	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions(1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio
December 31, 2011
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$385,034	15.22%	$202,415	8.00%	N/A
Sun National Bank	338,240	13.39	202,120	8.00	$252,650	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	353,283	13.96	101,208	4.00	N/A
Sun National Bank	306,534	12.13	101,060	4.00	151,590	6.00
Leverage Ratio:
Sun Bancorp, Inc.	353,283	11.09	127,381	4.00	N/A
Sun National Bank	306,534	9.64	127,240	4.00	159,050	5.00

December 31, 2010
Total Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	$350,697	12.68%	$221,242	8.00%	N/A
Sun National Bank	338,196	12.25	220,904	8.00	$276,131	10.00%
Tier 1 Capital (to Risk-Weighted Assets):
Sun Bancorp, Inc.	315,523	11.41	110,621	4.00	N/A
Sun National Bank	303,074	10.98	110,452	4.00	165,678	6.00
Leverage Ratio:
Sun Bancorp, Inc.	315,523	8.93	141,351	4.00	N/A
Sun National Bank	303,074	8.57	141,407	4.00	176,759	5.00

(1)	Not applicable for bank holding companies.

At December 31, 2011 and 2010, the Company and the Bank exceeded the required ratios for classification as “well capitalized,” although due to the fact that it was subject to the OCC Agreement, it cannot be deemed “well capitalized.”

The Bank’s deposits are insured to applicable limits by the FDIC. Pursuant to the Dodd-Frank Act, the Federal Deposit Insurance Act was amended to increase the maximum deposit insurance amount from $100,000 to $250,000 and extended the unlimited deposit insurance coverage for non interest-bearing transaction accounts until December 31, 2012.

In addition, the Dodd-Frank Act amended the Federal Deposit Insurance Act to provide for full deposit insurance coverage for non-interest-bearing transaction accounts for a two year period beginning December 31, 2010. This will apply to insured depository institutions with no opt in or opt out requirements.

In November 2009, instead of imposing additional special assessments, the FDIC amended the assessment regulations to require all insured depository institutions to prepay their estimated risk-based assessments for the fourth quarter of 2009, and for all of 2010, 2011, and 2012 on December 30, 2009. For purposes of estimating the future assessments, each institution’s base assessment rate in effect on September 30, 2009 was used, assuming a five percent annual growth rate in the assessment base and a three basis point increase in the assessment rate in 2011 and 2010. The prepaid assessment will be applied against actual quarterly assessments until exhausted. Any funds remaining after June 30, 2013 will be returned to the institution. If the prepayment would impair an institution’s liquidity or otherwise create significant hardship, it was able to apply for an exemption. Requiring this prepaid assessment did not preclude the FDIC from changing assessment rates or from further revising the risk-based assessment system. On December 31, 2009, the Company paid the FDIC prepaid assessment of $18.3 million, of which approximately $4.7 million applied to 2011. The remaining prepaid assessment of approximately $6.5 million at December 31, 2011 will be recognized as expense over the course of the respective periods covered.

The Company’s capital securities are deconsolidated in accordance with GAAP and qualify as Tier 1 capital under federal regulatory guidelines. These instruments are subject to a 25% capital limitation under risk-based capital guidelines developed by the Federal Reserve Board. In March 2005, the Federal Reserve Board amended its risk-based capital standards to expressly allow the continued limited inclusion of outstanding and prospective issuances of capital securities in a bank holding company’s Tier 1 capital, subject to tightened quantitative limits. The Federal Reserve’s amended rule was to become effective March 31, 2009, and would have limited capital securities and other restricted core capital elements to 25% of all core capital elements, net of goodwill less any associated deferred tax liability. On March 16, 2009, the Federal Reserve Board extended for two years the ability for bank holding companies to include restricted core capital elements as Tier 1 capital up to 25% of all core capital elements, including goodwill. The portion that exceeds the 25% capital limitation qualifies as Tier 2, or supplementary capital of the Company. At December 31, 2011, the $90.0 million in capital securities qualified as Tier 1 capital.

The ability of the Bank to pay dividends to the Company is controlled by certain regulatory restrictions. Generally, dividends declared in a given year by a national bank are limited to its net profit, as defined by regulatory agencies, for that year, combined with its retained net income for the preceding two years, less any required transfer to surplus or to fund for the retirement of any preferred stock. In addition, a national bank may not pay any dividends in an amount greater than its undivided profits and a national bank may not declare any dividends if such declaration would leave the bank inadequately capitalized. Therefore, the ability of the Bank to declare dividends will depend on its future net income and capital requirements. Also, banking regulators have indicated that national banks should generally pay dividends only out of current operating earnings. Following this guidance, the amount available for payment of dividends to the Company by the Bank totaled $0 at December 31, 2011. Per the OCC Agreement, a dividend may only be declared if it is in accordance with the approved capital plan, the Bank remains in compliance with the capital plan following the payment of the dividend and the dividend is approved by the OCC.

Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Value of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

24. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company accounts for fair value measurements in accordance with FASB ASC 820. FASB ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FASB ASC 820 does not require any new fair value measurements. The definition of fair value retains the exchange price notion in earlier definitions of fair value. FASB ASC 820 clarifies that the exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability in the market in which the reporting entity would transact for the asset or liability. The definition focuses on the price that would be received to sell the asset or paid to transfer the liability (an exit price), not the price that would be paid to acquire the asset or received to assume the liability (an entry price). FASB ASC 820 emphasizes that fair value is a market-based measurement, not an entity-specific measurement and also clarifies the application of fair value measurement in a market that is not active.

FASB ASC 820 describes three levels of inputs that may be used to measure fair value:

Level 1	Quoted prices in active markets for identical assets or liabilities.

Level 2

Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include: quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3

Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

In accordance with FASB ASU 2010-06, the Company is required to disclose the significant amount of transfers in and out of Level 1, Level 2 and Level 3 fair value measurements and the reasons for such transfers. For the years ended December 31, 2011 and 2010, there were no transfers between levels of fair value measurements. FASB ASU 2010-06 also requires the Company to disclose its policy for recognizing the transfers between levels, which is to assume the transfer occurs at the beginning of the quarter in which the transfer is reported.

FASB ASC 820 requires the Company to disclose the fair value of financial assets on both a recurring and non-recurring basis. Those assets and liabilities which will continue to be measured at fair value on a recurring basis are as follows:

SUMMARY OF RECURRING FAIR VALUE MEASUREMENTS

	September 30,	September 30,	September 30,	September 30,
		Category Used for Fair Value Measurement
	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$12,079	$12,079	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	428,904	—	428,904	—
Other mortgage-backed securities	296	—	296	—
State and municipal obligations	48,785	—	48,785	—
Trust preferred securities	4,908	—	—	4,908
Corporate bonds	19,408	—	19,408	—
Other	665	665	—	—
Interest rate swaps	50,355	—	50,355	—
Interest rate floor	360	—	360	—
Liabilities:
Fair value interest rate swaps	4,489	—	4,489	—
Interest rate swaps	50,462	—	50,462	—
Interest rate floor	360	—	360	—

December 31, 2010
Assets:
Investment securities available for sale:
U.S. Treasury obligations	$47,019	$47,019	$—	$—
U.S. Government agencies	—	—	—	—
U.S. Government agency mortgage-backed securities	328,487	—	328,487	—
Other mortgage-backed securities	6,137	—	6,137	—
State and municipal obligations	82,397	—	82,397	—
Trust preferred securities	5,642	—	—	5,642
Other	2,682	2,682	—	—
Interest rate swaps	56,637	—	56,637	—
Interest rate floor	344	—	344	—
Liabilities:
Fair value interest rate swaps	4,721	—	4,721	—
Interest rate swaps	58,779	—	58,779	—
Interest rate floor	344	—	344	—

Level 1 Valuation Techniques and Inputs

U.S. Treasury securities. The Company reports U.S. Treasury securities at fair value utilizing Level 1 inputs. These securities are priced using observable quotations for the indicated security.

Level 2 Valuation Techniques and Inputs

The majority of the Company’s investment securities are reported at fair value utilizing Level 2 inputs. Prices of these securities are obtained through independent, third-party pricing services. Prices obtained through these sources include market derived quotations and matrix pricing and may include both observable and unobservable inputs. Fair market values take into consideration data such as dealer quotes, new issue pricing, trade prices for similar issues, prepayment estimates, cash flows, market credit spreads and other factors. The Company reviews the output from the third-party providers for reasonableness by the pricing consistency among securities with similar characteristics, where available, and comparing values with other pricing sources available to the Company.

In general, the Level 2 valuation process uses the following significant inputs in determining the fair value of the Company’s different classes of investments:

U.S. Government agency securities. These securities are evaluated based on either a nominal spread basis for non-callable securities or on an option adjusted spread (“OAS”) basis for callable securities. The nominal spread and OAS levels are derived from observations of identical or comparable securities actively trading in the markets.

U.S. Government agency mortgage-backed securities. The Company’s agency mortgage-backed securities generally include fixed-rate agency mortgage-backed pools and adjustable-rate agency mortgage-backed pools.

Fixed-rate agency mortgage-backed pools are evaluated based on spreads to actively traded To-Be-Announced (“TBA”) and seasoned securities, the pricing of which is provided by inter-dealer brokers, broker dealers and other contributing firms active in trading the security class. Further delineation is made by weighted average coupon (“WAC”) and weighted average maturity (“WAM”) with spreads on individual securities relative to actively traded securities as determined and quality controlled using OAS valuations.

Adjustable-rate agency mortgage-backed pools are evaluated on a bond equivalent effective margin (“BEEM”) basis obtained from broker dealers and other contributing firms active in the market. BEEM levels are established for key sectors using characteristics such as month-to-roll, index, periodic and life caps and index margins and convertibility. Individual securities are then evaluated based on how their characteristics map to the sectors established.

Agency collateralized mortgage obligations (“CMOs”) are evaluated based on nominal spread and OAS values of securities with comparable tranche type, average life, average life variance and prepayment characteristics of the underlying collateral.

Other mortgage-backed securities. The Company’s other mortgage-backed securities consist of whole loan, non-agency CMOs. These securities are evaluated based on generic tranche and generic prepayment speed estimates of various types of collateral from contributing firms and broker/dealers in the whole loan CMO market.

State and municipal obligations. These securities are evaluated using information on identical or similar securities provided by market makers, broker/dealers and buy-side firms, new issue sales and bid-wanted lists. The individual securities are then priced based on mapping the characteristics of the security such as obligation type (general obligation, revenue, etc.), maturity, state discount and premiums, call features, taxability and other considerations.

Corporate bonds. The fair value measurements for corporate bonds consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit quality information and the bond’s terms and conditions, among other things. If relevant and observable prices are available, those valuations would be classified as Level 2. If prices are not available, other valuation techniques would be used and the item would be classified as Level 3.

Other securities. The other securities category is comprised primarily of money market mutual funds. Given the short maturity structure and the expectation that the investment can be redeemed at par value, the fair value of these investments is assumed to be the book value.

Interest rate swaps. The Company’s interest rate swaps, including fair value interest rate swaps and small exposures in interest rate caps and floors, are reported at fair value utilizing models provided by an independent third-party and observable market data. When entering into an interest rate swap agreement, the Company is exposed to fair value changes due to interest rate movements, and also the potential nonperformance of its contract counterparty. Interest rate swaps are evaluated based on a zero coupon LIBOR curve created from readily observable data on LIBOR, interest rate futures and the interest rate swap markets. The zero coupon curve is used to discount the projected cash flows on each individual interest rate swap. In addition, the Company has developed a methodology to value the nonperformance risk based on internal credit risk metrics and the unique characteristics of derivative instruments, which include notional exposure rather than principal at risk and interest payment netting. The results of this methodology are used to adjust the base fair value of the instrument for the potential counterparty credit risk. Interest rate caps and floors are evaluated using industry standard options pricing models and observed market data on LIBOR and Eurodollar option and cap/floor volatilities.

Level 3 Valuation Techniques and Inputs

Trust preferred securities. The trust preferred securities are evaluated based on whether the security is an obligation of a single issuer or part of a securitization pool. For single issuer obligations, the Company uses present value cash flow models which incorporate the contractual cash flow for each issue adjusted as necessary for any potential changes in amount or timing of cash flows. The cash flow model of a pooled issue incorporates anticipated loss rates and severities of the underlying collateral as well as credit support provided within the securitization. The cash flow model for the pooled issue owned by the Company at December 31, 2011 assumes no recovery on defaulted collateral, no recovery on securities in deferral and an additional 3.6% future default rate assumption on the remaining performing collateral every three years with no recovery rate.

For trust preferred securities, projected cash flows are discounted at a rate based on a trading group of similar securities quoted on the New York Stock Exchange (“NYSE”) or over-the-counter markets which is reviewed for market data points such as credit rating, maturity, price and liquidity. The Company indexes the market securities to a comparable maturity interest rate swap to determine the market spread, which is then used as the discount rate in the cash flow models. As of the reporting date, that market spreads were 6.25% and 17.5%, respectively, for the two trust preferred securities. The 17.5% discount rate is reflective of the single issuer that is currently deferring interest rate payments.

The following provides details of the Level 3 fair value measurement activity for the years ended December 31, 2011 and 2010:

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS — LEVEL 3

TRUST PREFERRED SECURITIES

	September 30,	September 30,
For the Years Ended December 31,	2011	2010
Balance, beginning of year	$5,642	$20,874
Total gains (losses), realized/unrealized:
Included in earnings (1)	(250)	(950)
Included in accumulated other comprehensive income (loss)	(484)	718
Purchases	—	—
Maturities	—	—
Prepayments	—	—
Calls	—	(15,000)
Transfers into Level 3	—	—

Balance, end of year	$4,908	$5,642

(1)	Amount included in net impairment losses on available for sale securities of the Consolidated statements of operations.

Certain assets are measured at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis, but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The Company measures loans held for sale, impaired loans, SBA servicing assets, restricted equity investments and loans or bank properties transferred into other real estate owned at fair value on a non-recurring basis. At December 31, 2011 and 2010, these assets were valued in accordance with GAAP and the following table summarizes these assets requiring fair value disclosure under the provisions of FASB ASC 820.

SUMMARY OF NON-RECURRING FAIR VALUE MEASUREMENTS

	September 30,	September 30,	September 30,	September 30,	September 30,
		Category Used for Fair Value Measurement			Total (Losses) Gains Or Changes in Net Assets
	Total	Level 1	Level 2	Level 3
December 31, 2011
Assets:
Impaired loans	$82,031	$—	$—	$82,031	$(90,390)
Real estate owned	2,272	—	—	2,272	(666)

December 31, 2010
Assets:
Impaired loans	$152,263	$—	$—	$152,263	$(75,903)
Real estate owned	860	—	—	860	130

Under FASB ASC 310, collateral dependent impaired loans are based on the fair value of the underlying collateral which is based on appraisals. It is the policy of the Company to obtain a current appraisal or evaluation when a loan has been identified as non-performing. The type of appraisal obtained will be commensurate with the size and complexity of the loan. The resulting value will be adjusted for the potential cost of liquidation. New appraisals are obtained on an annual basis until the loan is repaid in full, liquidated or returns to performing status.

While the loan policy dictates that a loan be assigned to the special assets department when it is placed on non-accrual status, there is a need for loan officers to consistently and accurately determine collateral values when a loan is initially designated as criticized or classified. The most effective means of determining the fair value of real estate collateral at a point in time is by obtaining a current appraisal or evaluation of the property. In anticipation of the receipt of a current appraisal or evaluation, the Company has provided for an alternative and interim means of determining the fair value of the real estate collateral.

The most recent appraised or reported value of the collateral securing a loan, net of a discount, is the Company’s basis for determining fair value. The discount is based on the age of the existing appraisal or evaluation and on the nature of the property. Values developed from the discounting of real estate and equipment collateral will be subject to a further 10% discount for the cost of liquidation based on the net value of the collateral.

The following steps are taken to determine the fair value of commercial real estate securing a loan that will be potentially subject to impairment:

Loan Category Used for Impairment Review	Method of Determining the Value
Loans less than $1 million	Evaluation or restricted use appraisal

Loans $1 million or greater
Existing appraisal 18 months or less	Restricted use appraisal
Existing appraisal greater than 18 months	Summary appraisal

Loans secured primarily by residential real estate
Loans less than $1 million	Automated valuation model
Loans $1 million or greater	Summary form appraisal

An evaluation report, as defined by the OCC, is a written report prepared by an appraiser that describes the real estate collateral, its condition, current and projected uses and sources of information used in the analysis, and provides an estimate of value in situations when an appraisal is not required.

A restricted use appraisal report is defined as a written report prepared under the Uniform Standards of Professional Appraisal Practice (“USPAP”). A restricted use appraisal is for the Company’s use only and contains a brief statement of information significant to the solution of the appraisal problem. This report can be used for ongoing collateral monitoring.

A summary form appraisal report is defined as a written report prepared under the USPAP which contains a detailed summary of all information significant to the solution of the appraisal problem. This report is more detailed than a restricted use report and provides sufficient information to enable the user to understand the rationale for the opinions and conclusions in the report.

On a quarterly basis, or more frequently as necessary, the Company will review the circumstances of each collateral dependent loan and real estate owned property. A collateral dependent loan is defined as one that relies solely on the operation or the sale of the collateral for repayment. Adjustments to any specific reserve relating to a collateral shortfall, as compared to the outstanding loan balance, will be made if justified by appraisals, market conditions or current events concerning the credit.

All appraisals received which are utilized to determine valuations for criticized and classified loans or properties placed in real estate owned are provided under an “as is value”. Partially charged off loans are measured for impairment upon receipt of an updated appraisal based on the relationship between the remaining balance of the charged down loan and the discounted appraised value. Such loans will remain on non-accrual status unless performance by the borrower warrants a return to accrual status. Recognition of non-accrual status occurs at the time a loan can no longer support principal and interest payments in accordance with the original terms and conditions of the loan documents. When impairment is determined, a specific reserve reflecting any calculated shortfall between the value of the collateral and the outstanding balance of the loan is recorded. Subsequent adjustments, prior to receipt of a new appraisal, to any specific reserve relating will be made if justified by market conditions or current events concerning the credit. If an internal discount-based evaluation is being used, the discount percentage may be adjusted to reflect market changes, changes to the collateral value of similar credits or circumstances of the individual credit itself. The amount of charge off is determined by calculating the difference between the current loan balance and the current collateral valuation, plus estimated cost to liquidate.

Impaired loan fair value measurements are based upon unobservable inputs, and therefore, are categorized as a Level 3 measurement. Specific reserves were calculated for impaired loans with an aggregate carrying amount of $24.1 million and $94.7 million at December 31, 2011 and 2010, respectively. The collateral underlying these loans had a fair value of $18.7 million and $73.6 million, including a specific reserve in the allowance for loan losses of $5.4 million and $21.1 million at December 31, 2011 and 2010, respectively. There were charge-offs of $20.6 million and $16.8 million during the year ended December 31, 2011 and 2010, respectively. No specific reserve was calculated for impaired loans with an aggregate carrying amount of $63.3 million and $78.7 million at December 31, 2011 and 2010, respectively, as the underlying collateral was not below the carrying amount; however, these loans did include charge-offs of $64.4 million and $38.0 million during the year ended December 31, 2011 and 2010, respectively.

Once a loan is determined to be uncollectible, the underlying collateral is repossessed and reclassified as real estate owned. The balance of other real estate owned also includes bank properties transferred from operations. These assets are carried at lower of cost or fair value of the collateral, less cost to sell. In some cases, adjustments are made to the appraised values for various factors including age of the appraisal, age of comparable properties included in the appraisal, and known changes in the market and the collateral. During the year ended December 31, 2011, the Company recorded a decrease in fair value of $406 thousand on five bank properties and $260 thousand on two commercial properties. During the year ended December 31, 2010, the Company recorded a decrease in fair value of $130 thousand on two bank properties. The adjustments to the residential property were based upon observable inputs, such as quoted prices for similar assets in active markets and were therefore, categorized as a Level 2 measurement. The adjustments to the bank and commercial properties were based upon unobservable inputs, and therefore categorized as Level 3 measurements. Total real estate owned measured at fair value at December 31, 2011 and 2010 was $2.3 million and $860 thousand, respectively.

The SBA servicing assets are reviewed for impairment in accordance with FASB ASC 860, Transfers and Servicing . Because loans are sold individually and not pooled, the Company does not stratify groups of loans based on risk characteristics for purposes of measuring impairment. The Company measures the SBA servicing assets by estimating the present value of expected future cash flows for each servicing asset, based on their unique characteristics and market-based prepayment assumptions. A valuation allowance is recorded for the amount by which the carrying amount of the servicing asset exceeds the calculated fair value. The Company had a valuation allowance of $23 thousand on its SBA servicing assets at December 31, 2011 and 2010, respectively.

In accordance with ASC 825-10-50-10, Fair Value of Financial Instruments (“FASB ASC 825-10-50-10”), the Company is required to disclose the fair value of its financial instruments. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a distressed sale. Fair value is best determined using observable market prices; however, for many of the Company’s financial instruments, no quoted market prices are readily available. In instances where quoted market prices are not readily available, fair value is determined using cash flow models or other techniques appropriate for the particular instrument. These techniques involve some degree of judgment and, as a result, are not necessarily indicative of the amounts the Company would realize in a current market exchange. Utilizing different assumptions or estimation techniques may have a material effect on the estimated fair value.

CARRYING AMOUNTS AND ESTIMATED FAIR VALUES OF FINANCIAL ASSETS AND LIABILITIES

	September 30,	September 30,	September 30,	September 30,
December 31,	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Assets:
Cash and due from banks	$68,773	$68,773	$36,522	$36,522
Interest-earning bank balances	51,049	51,049	150,704	150,704
Investment securities available for sale	515,545	515,545	472,864	472,864
Investment securities held to maturity	1,344	1,413	3,039	3,155
Loans receivable, net	2,215,785	2,031,013	2,453,457	2,223,752
Loans held-for-sale	23,192	23,287	13,824	13,510
Hedged commercial loans (1)	33,670	38,148	39,669	44,372
Restricted equity investments	15,826	15,826	17,590	17,590
Interest rate swaps	50,355	50,355	56,637	56,637
Interest rate floor	360	360	344	344

Liabilities:
Demand deposits	1,772,386	1,797,554	1,862,940	1,884,033
Savings deposits	262,044	264,469	279,086	281,512
Time deposits	633,547	638,036	798,434	810,299
Federal funds purchased	—	—	—	—
Securities sold under agreements to repurchase — customers	5,668	5,668	6,307	6,307
Advances from FHLBNY	2,733	3,017	3,999	4,287
Securities sold under agreements to repurchase — FHLBNY	15,000	15,382	15,000	16,050
Junior subordinated debentures	92,786	46,973	92,786	47,730
Fair value interest rate swaps	4,489	4,489	4,721	4,721
Interest rate swaps	50,462	50,462	58,779	58,779
Interest rate floor	360	360	344	344

(1)

Includes positive market value adjustment of $4.5 million and $4.7 million at December 31, 2011 and December 31, 2010, respectively, which is equal to the change in value of related interest rate swaps designated as fair value hedges of these hedged loans in accordance with FASB ASC 815.

Cash and cash equivalents. For cash and cash equivalents, the carrying amount is a reasonable estimate of fair value.

Investment securities. For investment securities, fair values are based on a combination of quoted prices for identical assets in active markets, quoted prices for similar assets in markets that are either actively or not actively traded and pricing models, discounted cash flow methodologies, or similar techniques that may contain unobservable inputs that are supported by little or no market activity and require significant judgment.

Loans receivable. The fair value of loans receivable is estimated using a discounted cash flow analysis. Projected future cash flows are calculated using loan characteristics, and assumptions of voluntary and involuntary prepayment speeds. Projected cash flows are prepared using discount rates believed to represent current market rates.

Hedged commercial loans. The hedged commercial loans are one component of a declared hedging relationship as defined under FASB ASC 815. The Interest Rate Swap component of the declared hedging relationship is carried at their fair value and the carrying value of the commercial loans includes a similar change in fair values.

Restricted equity securities. Ownership in equity securities of FRB, FHLBNY, and Atlantic Central Bankers Bank is restricted and there is no established market for their resale. The carrying amount is a reasonable estimate of fair value.

Interest rate swaps/floors and fair value interest rate swaps. The Company’s derivative financial instruments are not exchange-traded and therefore are valued utilizing models with the primary input being readily observable market parameters, specifically the LIBOR swap curve. In addition, the Company incorporates a qualitative fair value adjustment related to credit quality variations between counterparties as required by FASB ASC 820.

Demand deposits, savings deposits and time deposits. The fair value of demand deposits and savings deposits is determined by projecting future cash flows using an estimated economic life based on account characteristics. The resulting cash flow is discounted using rates available on alternative funding sources. The fair value of time deposits is estimated using the rate and maturity characteristics of the deposits to estimate their cash flow. This cash flow is discounted at rates for similar term wholesale funding.

Federal funds purchased. The carrying amount is a reasonable estimate of fair value.

Securities sold under agreements to repurchase — customer. The fair value is estimated to be the amount payable at the reporting date.

Securities sold under agreements to repurchase — FHLBNY and FHLBNY advances. The fair value was estimated by determining the cost or benefit for early termination of the individual borrowing.

Junior subordinated debentures. The fair value was estimated by discounting approximate cash flows of the borrowings by yields estimating the fair value of similar issues.

The fair value estimates presented herein are based on pertinent information available to management as of December 31, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these consolidated financial statements since those dates and, therefore, current estimates of fair value may differ significantly from the amount presented herein.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

25. RELATED PARTY TRANSCATIONS

Certain officers, directors and their associates (related parties) have loans and conduct other transactions with the Company. Such transactions are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for other non-related party transactions. Related party activity for the years ended December 31, 2011 and 2010 is summarized as follows:

SUMMARY OF LOANS TO RELATED PARTIES

	September 30,	September 30,
At or for the Years Ended December 31,	2011	2010
Balance, beginning of year	$68,259	$74,495
Additions	5,980	6,572
Repayments	16,486	12,808

Balance, end of year	$57,753	$68,259

Interest income earned on related party loans was $1.7 million and $2.1 million for the years ended December 31, 2011 and 2010, respectively.

Certain office space of the Company is leased from companies affiliated with the Chairman of the Company’s Board of Directors under separate agreements with the Company. Terms of these three agreements at December 31, 2011 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE CHAIRMAN OF THE BOARD OF DIRECTORS

	September 30,	September 30,	September 30,
December 31, 2011	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
October 2027	$1,142	2 five-year terms	CPI
August 2025 (1)	506	4 five-year terms	Fixed
June 2029 (2)	269	4 five-year terms	CPI

(1)	This lease is recorded as a $4.9 million obligation under capital lease at December 31, 2011.

(2)	This lease is recorded as a $3.0 million obligation under capital lease at December 31, 2011.

Certain office space of the Company is leased from companies affiliated with certain Directors under separate agreements with the Company. Terms of these two agreements at December 31, 2011 are as follows:

SUMMARY OF LEASES WITH AFFILIATES TO THE DIRECTORS

	September 30,	September 30,	September 30,
December 31, 2011	Annual Rental Payment	Renewal Option Remaining	Annual Rental Increases
Expiration date:
January 2017	$167	1 five-year terms	Fixed
January 2027	173	4 five-year terms	Fixed

The Company believes that each of the related party transactions described above were on terms as fair to the Company as could have been obtained from unaffiliated third parties.

Condensed Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

26. CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

The condensed financial statements of Sun Bancorp, Inc. are as follows:

CONDENSED STATEMENTS OF FINANCIAL CONDITION

	September 30,	September 30,
December 31,	2011	2010
Assets:
Cash and due from banks	$47,614	$12,529
Investments in subsidiaries:
Bank subsidiaries	417,323	345,791
Non-bank subsidiaries	2,786	2,786
Accrued interest receivable and other assets	1,302	1,838

Total assets	$469,025	$362,944

Liabilities and Shareholders’ Equity:
Liabilities
Junior subordinated debentures	$92,786	$92,786
Other liabilities	2,166	1,916

Total liabilities	94,952	94,702
Shareholders’ equity	374,073	268,242

Total liabilities and shareholders’ equity	$469,025	$362,944

CONDENSED STATEMENTS OF OPERATIONS

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Interest expense	$(2,997)	$(4,117)	$(4,423)
Management fee	5,172	6,936	5,491
Other expenses	(5,054)	(6,734)	(5,320)

Loss before equity in undistributed loss of subsidiaries and income tax benefit	(2,879)	(3,915)	(4,252)
Equity in undistributed loss of subsidiaries	(65,614)	(182,850)	(14,352)
Income tax benefit	988	1,347	1,473

Net loss	$(67,505)	$(185,418)	$(17,131)
Preferred stock dividends and discount accretion	—	—	5,351

Net loss available to common shareholders	$(67,505)	$(185,418)	$(22,482)

CONDENSED STATEMENTS OF CASH FLOWS

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Operating activities:
Net loss	$(67,505)	$(185,418)	$(17,131)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Undistributed loss of subsidiaries	65,614	182,849	14,352
Stock-based compensation	110	2,612	—
Change in assets and liabilities which provided (used) cash:
Accrued interest receivable and other assets	498	(61)	1,581
Accounts payable and other liabilities	291	555	713

Net cash (used in) provided by operating activities	(992)	537	(485)

Investing activities:
Payments for investments in and advances to subsidiaries	(64,000)	(103,173)	—
Dividends from subsidiary	—	—	4,262

Net cash (used in) provided by investing activities	(64,000)	(103,173)	4,262

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Financing activities:
Proceeds from issuance of preferred stock and warrant	—	88,009	89,310
Redemption of preferred stock	—	(88,009)	(89,310)
Redemption of preferred warrant	—	—	(2,100)
Payment of preferred stock dividend	—	—	(1,104)
Preferred stock issuance costs	—	(7,495)	(112)
Proceeds from issuance of common stock	100,077	106,839	765
Payments for fractional interests resulting from stock dividend	—	—	(3)

Net cash provided by (used in) financing activities	100,077	99,344	(2,554)

Net increase (decrease) in cash	35,085	(3,292)	1,223
Cash, beginning of year	12,529	15,821	14,598

Cash, end of year	$47,614	$12,529	$15,821

* * * * * *